Registration Nos. 2-84012
                                                           811-3752
                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                x

                 Pre-Effective Amendment No. ____          ___
                 Post-Effective Amendment No. 49            x
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            x

                            Amendment No. 51                x

                 (Check appropriate box or boxes)

                       THE MANAGERS FUNDS
--------------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
--------------------------------------------------------------
             (Address of Principal Executive Offices)

                    Donald S. Rumery, Secretary
                        The Managers Funds
                        40 Richards Avenue
                         Norwalk, CT 06854

               Copy To:  Philip H. Newman, Esquire
                       Goodwin Procter LLP
                          Exchange Place
                         Boston, MA 02110
-------------------------------------------------------------
             (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

__ Immediately upon filing pursuant to  x On April 2, 2001 pursuant
   paragraph (b)                          to paragraph (b)

__ 60 days after filing pursuant to    __ On (date) pursuant to
   paragraph (a)(1)                       paragraph (a)(1)

__ 75 days after filing pursuant to    __ On (date) pursuant to paragraph
   paragraph (a)(2) of Rule 485           (a)(2) of Rule 485

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       THE MANAGERS FUNDS

                       MONEY MARKET FUND

                     _____________________

                           PROSPECTUS

                      DATED APRIL 2, 2001

           WE PICK THE TALENT.  YOU REAP THE RESULTS.
------------------------------------------------------------------
    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                       TABLE OF CONTENTS

                                                               Page
                                                               ----
    RISK/RETURN SUMMARY
KEY INFORMATION                                                 1
PERFORMANCE SUMMARY                                             3
FEES AND EXPENSES                                               4

    SUMMARY OF THE FUND
THE MANAGERS FUNDS                                              6
    Master/Feeder Structure                                     6
MONEY MARKET FUND                                               7

     ADDITIONAL PRACTICES/RISKS
A FEW WORDS ABOUT RISK                                          9

     ABOUT YOUR INVESTMENT
FINANCIAL HIGHLIGHTS                                           13
YOUR ACCOUNT                                                   15
HOW TO PURCHASE SHARES                                         17
HOW TO SELL SHARES                                             18
INVESTOR SERVICES                                              19
OTHER OPERATING POLICIES                                       20
ACCOUNT STATEMENTS                                             21
DIVIDENDS AND DISTRIBUTIONS                                    21
TAX INFORMATION                                                21


Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

RISK/RETURN SUMMARY

                         KEY INFORMATION

    This Prospectus contains important information for anyone interested in investing in MANAGERS MONEY MARKET FUND (the "Fund"), a series of THE MANAGERS FUNDS no-load mutual fund family. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOAL, PRINCIPAL STRATEGIES AND PRINCIPAL RISK
FACTORS OF THE FUND

    The following is a summary of the goal, principal strategies and principal risk factors of the Fund.


GOAL                  PRINCIPAL STRATEGIES       PRINCIPAL RISK FACTORS
----                  --------------------       ----------------------

Maximize current      Invests in a broad           Credit Risk
income and maintain   spectrum of money market     Inflation Risk
a high level of       securities, such as U.S.     Interest Rate Risk
liquidity             Government securities,
                      commercial paper and
                      corporate debt

                      Invests all of its assets
                      in a master portfolio
------------------------------------------------------------------------

PRINCIPAL RISK FACTORS

      All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. An investment in the Money Market Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     The following is a discussion of the principal risk factors of the Fund.

CREDIT RISK

      The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by several nationally recognized statistical rating agencies such as Moody's Investors Services, Inc. and Standard & Poor's Corporation. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.

INFLATION RISK

     Inflation risk is the risk that the price of an asset, or the income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTEREST RATE RISK

     Changes in interest rates can impact bond prices in several ways. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Conversely, prices will rise as available interest rates fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or DURATION over which the return on the investment is expected. The longer the duration, the higher the interest rate risk. Thus, the shorter the duration, the lower the interest rate risk.

[DURATION is the weighted average time (typically quoted in years) to the recipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity.]

                       PERFORMANCE SUMMARY

     The following bar chart illustrates the risks of investing in the Fund by showing the Fund's year-by-year total returns and how performance of the Fund has varied over the past ten years. The chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

         ANNUAL TOTAL RETURNS - LAST TEN CALENDAR YEARS

1991 5.3%
1992 3.1%
1993 2.5%
1994 3.2%
1995 5.4%
1996 5.5%
1997 5.4%
1998 5.2%
1999 4.9%
2000 6.1%

                BEST QUARTER:  1.70% (1st Q.'95)
                WORST QUARTER: 0.55% (4th Q.'93)

     The following table compares the Fund's performance to that of a 3-Month Treasury Bill. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the security. As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.


                  AVERAGE ANNUAL TOTAL RETURNS
                (as a percentage) as of 12/31/00

                          1 YEAR           5 YEARS         10 YEARS
                          -------          -------        ----------
Money Market Fund*         6.13%            5.42%           4.66%
3-Month Treasury Bill      6.18%            5.38%           5.06%

* For information on the current yields of the Fund, please call
(800) 835-3879.  Fund returns are net of expenses.

[TOTAL RETURN is used by all mutual funds to calculate the hypothetical change in value of a share over a specified period of time, assuming reinvestment of all dividends and distributions.]

                        FEES AND EXPENSES

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)                     None
Maximum Deferred Sales Charge (Load)                         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions                                     None
Redemption Fee                                               None
Exchange Fee                                                 None
Maximum Account Fee                                          None

The following table shows the expenses for both the Fund and its shares of the expenses of the master portfolio in which it invests, The Prime Money Market Portfolio, for the fiscal year ended November 30, 2000.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
Fund assets)

Management Fee                                        0.12%
Distribution (12b-1) Fees                             0.00%
Other Expenses                                        0.37%
                                                      -----
Total Annual Fund Operating Expenses                  0.49%
                                                      =====

[WHAT IS THE MANAGEMENT FEE?  It is the fee paid to J.P. Morgan
Investment Management Inc. which manages the master portfolio in which the Fund invests, The Prime Money Market Portfolio.

WHAT IS THE DISTRIBUTION (12b-1) FEE? It is an expense charged by some mutual funds for the cost of marketing and advertising.
The Fund does not have any Distribution (12b-1) Fees.]

EXAMPLE

     This example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

                     1 YEAR      3 YEARS      5 YEARS       10 YEARS
                     ------      -------      -------       --------
Money Market Fund*    $50          $157         $274          $616

*The example shows the expenses for both the Fund and its shares of its master portfolio for the fiscal year ended November 30, 2000.

The example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

SUMMARY OF THE FUND

                       THE MANAGERS FUNDS

    The Managers Funds is a no-load mutual fund family comprised of different Funds, each having distinct investment management objectives, strategies, risks and policies. Many of the Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

    The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as the administrator of the shares of the Fund. The Fund invests all of its assets in The Prime Money Market Portfolio (the "Portfolio"). The investment manager of the Portfolio is J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, subject to the supervision of the Trustees of the Portfolio, makes the Portfolio's day-to-day investment decisions, arranges for the execution of the Portfolio transactions, and generally manages the Portfolio's investments. The Fund has invested in the Portfolio through a master/feeder arrangement since December 1, 1995.

    Managers   Distributors,   Inc.   ("MDI"),   a   wholly-owned
subsidiary  of  The Managers Funds LLC, serves as distributor  of
the  Fund.   MDI  receives no compensation for  its  services  as
distributor.

                     MASTER/FEEDER STRUCTURE

    As noted earlier, the Fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the Fund" to mean the feeder fund and the Portfolio taken together.)

    The Portfolio accepts investments from other feeder funds, and the feeder funds bear the Portfolio's expenses in proportion to their assets. However, each feeder can set up its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder. Generally when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote per Fund share. The Fund and The Prime Money Market Portfolio expect to maintain consistent goals. If they do not, the Fund will withdraw from the Portfolio, receiving its assets either in cash or securities. The Board of Trustees of the Fund would then consider whether the Fund should hire its own investment manager, invest in a different master portfolio or take other appropriate action.

FUND FACTS
-------------------------------------------------------------------
OBJECTIVE:          Maximize current income; maintain a high
                    level of liquidity

INVESTMENT FOCUS:   U.S. dollar-denominated money market
                    securities

BENCHMARK:          3-Month Treasury bill

TICKER SYMBOL:      MGMXX


                        MONEY MARKET FUND

OBJECTIVE

     The Fund's objective is to maximize current income and maintain a high level of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities. It typically emphasizes different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities, taxable municipal obligations and other money market instruments. Some of these investments may be purchased on a when-issued or delayed delivery basis.

     This Fund, like other money market funds, is subject to a range of federal regulations that are designed to promote stability. For example, it must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Although keeping the weighted average maturity this short helps the Fund in its pursuit of a stable $1.00 share price, it is possible to lose money by investing in the Fund.

     Additionally, money market funds take steps to protect investors against credit risk. Under its investment guidelines, the Fund maintains stricter credit risk standards than federal law requires.

[More information on the Fund's investment strategies and holdings can be found in the current Semi-Annual and Annual Reports, in the Statement of Additional Information or on our website at www.managersfunds.com.]

SHOULD I INVEST IN THIS FUND?

     This Fund MAY be suitable if you:

     * Are seeking an opportunity to preserve capital in your investment portfolio

     *    Are uncomfortable with risk

     *    Are investing with a shorter time horizon in mind

     This Fund MAY NOT be suitable if you:

     *    Are seeking a moderate or high risk investment

     *    Are investing with a longer time horizon in mind


[WHAT I AM INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets. This Fund is not a complete investment program, and there is no guarantee that the Fund will reach its stated goals.]

                PORTFOLIO MANAGEMENT OF THE FUND

      J.P.  Morgan Investment Management Inc. ("JPMIM")   is  the
investment manager to The Prime Money Market Portfolio, the portfolio in which the Fund invests all of its assets. JPMIM has managed the Portfolio since October 1, 1998. Prior to that date, Morgan Guaranty Trust Company of New York was the investment advisor. JPMIM, located at 522 Fifth Avenue, New York, New York 10036, was founded in 1984. As of December 31, 2000, JPMIM had assets under management of $359 billion. Mark Settles, Vice President, and John Donohue, Vice President, lead the portfolio management team. Mr. Settles and Mr. Donohue have each held various positions with JPMIM since 1994 and 1997, respectively. Prior to joining JPMIM, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman, Sachs & Co.

      The Fund pays an annual management fee to JPMIM indirectly through its investment in the Portfolio. The Portfolio pays a management fee of 0.20% of the first $1 billion of the average daily net assets of the Portfolio and 0.10% of the average daily net assets in excess of $1 billion.

ADDITIONAL PRACTICES/RISKS

                     A FEW WORDS ABOUT RISK

     In  the  normal course of everyday life, each  of  us  takes risk.  What is risk?  Risk can be thought of as the likelihood of
an   event   turning  out  differently  than  planned   and   the
consequences of that outcome.

     If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan. The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location or the time of day.

     The consequences of something going wrong can range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which, along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, most people do not need to quantitatively analyze most of their everyday actions.

     The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk, to determine their actions. In addition, here are a few principles from this example, which are applicable to investing as well.

            * Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change;
            *  Everybody's perception of reward is different; and
            *  High risk does not in itself imply high reward.

     While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks.
This is often referred to as the RISK PREMIUM.

[The RISK PREMIUM for any investment is the extra return, over the available RISK-FREE RETURN that an investor expects for the risk that he or she takes. The RISK-FREE RETURN is a return that one could expect with absolute certainty.]

     U.S. investors often consider the yield for short-term U.S. Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S. Government. Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

     In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

     In PRINCIPAL RISK FACTORS, the principal risks of investing in the Fund are detailed. The following are descriptions of some of the risks that the asset manager of the Fund may take to earn investment returns. This is not a comprehensive list and the risks discussed below are only certain of the primary risks to which your investments are exposed.

INTELLIGENCE RISK

     Intelligence risk is a term created by The Managers Funds LLC to describe the risks taken by mutual fund investors in hiring professional investment managers to invest assets. Investment managers evaluate investments relative to all of these risks, among others, and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies, which proliferate through their management organizations and are reflected in their portfolios. Intelligence risk can be defined as the risk that investment managers may make poor decisions or use investment philosophies that turn out to be wrong.


LIQUIDITY RISK

      This is the risk that the Fund cannot sell a security at a reasonable price within a reasonable time frame when it wants or needs to due to a lack of buyers for the security. This risk applies to all assets. For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited number of potential buyers. Thus, it often takes a significant effort to market, and it takes at least a few days and often a few months to sell.

      On the other hand, a U.S. Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily. The liquidity of financial securities in orderly markets can be measured by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

REINVESTMENT RISK

      As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the
total  return  over 30 years will be below 8%.   The  higher  the
coupon and prepayment risk, the higher the reinvestment risk.

      Here is a good example of how consequences differ for various investors. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

SPECIFIC RISK

     This is the risk that any particular security will drop in price due to adverse effects on a specific business. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks that these companies face.

     An extension of specific risk is Sector (Industry) Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of a portfolio into sectors or industries and observe the amounts invested in each. Again, diversification among industry groups will reduce sector (industry) risk but may also dilute potential returns.

ABOUT YOUR INVESTMENT

                      FINANCIAL HIGHLIGHTS

     The following Financial Highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each year

                                     Year ended November 30
                            ---------------------------------------------
                            2000      1999      1998      1997      1996
                            ----      ----      ----      ----      ----
NET ASSET VALUE,
 BEGINNING OF YEAR          $1.000    $1.000    $1.000     $1.000    $1.000
                            ------    ------    ------     ------    ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net Investment Income      0.059     0.047     0.052      0.052     0.054

LESS DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net Investment Income     (0.059)   (0.047)   (0.052)    (0.052)   (0.054)
                            ------    ------    ------     ------    ------

NET ASSET VALUE,
  END OF YEAR               $1.000    $1.000    $1.000     $1.000    $1.000
                            ======    ======    ======     ======    ======
----------------------------------------------------------------------------
Total Return (a)             6.05%     4.84%     5.30%      5.35%     5.53%
============================================================================
Ratio of net expenses to
  average net assets         0.49%     0.48%     0.50%      0.40%     0.12%

Ratio of net investment
  income to average net
  assets                     5.89%     4.74%     5.17%      5.22%     5.35%

Net assets at end of year
  (000's omitted)           $66,593   $53,627   $45,282    $36,544   $36,091
============================================================================
Expense Waiver/Reimbursement (b)
--------------------------------

Ratio of total expenses
  to average net assets      0.51%     0.63%     0.70%      0.74%     0.75%

Ratio of net investment
  income to average net
  assets                     5.87%     4.59%     4.97%      4.88%     4.71%
============================================================================
(a) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(b) Ratio information assuming no waiver or reimbursement of administration fees in effect for the years presented.

                          YOUR ACCOUNT

     As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Fund family or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value (NAV) per share next calculated after the Fund receives your order. The Fund's NAV is calculated at the close of regular business of the New York Stock Exchange (NYSE), usually 4:00 p.m. New York Time. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding.

     The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND

     Cash investments in the Fund must be in U.S. dollars. Third party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

    If you invest through a third party such as a bank, broker-dealer or other fund distribution organization rather than directly with us, the policies, fees and minimum investment amounts may be different than those described in this Prospectus.

     The following table provides the minimum initial and additional investments in the Fund:

                          INITIAL INVESTMENT ADDITIONAL INVESTMENT
                          ------------------ ---------------------
Regular accounts                 $2,000            $100
Traditional IRA                   500              100
Roth IRA                          500              100
Education IRA                     500              100
SEP IRA                           500              100
SIMPLE IRA                        500              100

    The Fund or the underwriter may, in their discretion, waive the minimum initial and additional investment amounts at any time.


[A  TRADITIONAL   IRA  is  an  individual  retirement   account.
Contributions  may  be deductible at certain income  levels  and
earnings   are   tax-deferred   while   your   withdrawals   and
distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

An EDUCATION IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses.

A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

A SIMPLE IRA is an employer plan and a series of IRAs that allows contributions by or for employees.]

YOU SHOULD CONSULT YOUR TAX PROFESSIONAL FOR MORE INFORMATION ON
IRA ACCOUNTS.

                     HOW TO PURCHASE SHARES

*  BY MAIL
-----------------------------------------------------------------
   * To open your account, complete and sign the account application and make your check payable to The Managers Funds. Mail the check and account application to:
            The Managers Funds
            c/o Boston Financial Data Services, Inc.
            P.O. Box 8517
            Boston, MA  02266-8517

   *  To purchase additional shares, write a letter of instruction
      (or complete your investment stub). Send a check and investment stub or written instructions to:
            The Managers Funds
            c/o Boston Financial Data Services, Inc.
            P.O. Box 8517
            Boston, MA  02266-8517
    Please include your account number and Fund name on the check.

*  BY TELEPHONE
-----------------------------------------------------------------
   * After establishing this option on your account, call the Fund at (800) 252-0682. The minimum additional investment is $100.

*  BY INTERNET
-----------------------------------------------------------------
   * If your account has already been established, see our website at http://www.managersfunds.com. The minimum additional investment is $100.


NOTE:   PURCHASES MADE BY CHECK WILL HAVE A 15 CALENDAR DAY HOLD.

FOR BANK WIRES: Please call and notify the Fund at (800) 252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN The Managers Funds A/C 9905-001-5, FBO shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

                       HOW TO SELL SHARES

    You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.


*  BY MAIL
------------------------------------------------------------------
   *  Write a letter of instruction containing:
            -  the name of the Fund
            -  dollar amount or number of shares to be sold
            -  your name
            -  your account number
            -  signatures of all account owners

           and mail the written instructions to The Managers
           Funds, c/o Boston Financial Data Services, Inc., P.O.
           Box 8517, Boston, MA  02266-8517.

*  BY TELEPHONE
------------------------------------------------------------------
   * After establishing this option on your account, call a client service representative at (800) 252-0682.

   * Telephone redemptions are available only for redemptions which are below $25,000.

*  BY INTERNET
------------------------------------------------------------------
   *  See our website at http://www.managersfunds.com.

[Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public CANNOT provide a signature guarantee. In joint accounts, both signatures must be guaranteed.]

                        INVESTOR SERVICES

    AUTOMATIC REINVESTMENT PLAN allows your dividends and capital gain  distributions to be reinvested in additional shares of  the
Fund  or  another  Fund in the Fund family.   You  can  elect  to
receive cash.

    AUTOMATIC INVESTMENTS allows you to make automatic deductions from a designated bank account.

    AUTOMATIC WITHDRAWALS allows you to make automatic monthly withdrawals of $100 or more per Fund. Withdrawals are normally completed on the 25th business day of each month. If the 25th business day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

    CHECKWRITING PRIVILEGES are available to  investors  in  the
Money   Market  Fund.   Call  us  at  (800)  835-3879  for   more
information.

    DOLLAR COST AVERAGING allows you to make automatic monthly exchanges from the Fund to another of our Funds. Exchanges are completed on the 15th business day of each month. Be sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th business day of any month is a weekend or holiday, the exchange will be completed on the next business day.

    EXCHANGE PRIVILEGE allows you to exchange your shares of the Fund for shares of another of our Funds in any of our Fund families. There is no fee associated with this privilege. Be sure to read the Prospectus of any Fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.

    INDIVIDUAL RETIREMENT ACCOUNTS are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

                    OTHER OPERATING POLICIES


     The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund reserves the right to:

    *   redeem an account if the value of the account falls below
        $500 due to redemptions;

    * suspend redemptions or postpone payments when the NYSE or the Federal Reserve is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

    *   change the minimum investment amounts;

    * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

    * make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large or may cause harm to the Fund and its shareholders;

    * refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion);

    * after prior warning and notification, close an account due to excessive trading; and

    * terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.

                       ACCOUNT STATEMENTS

    You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV in January, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive a confirmation after each trade executed in your account.

                  DIVIDENDS AND DISTRIBUTIONS

    Income dividends and net capital gain distributions, if any, are declared daily and paid monthly on the third to the last business day.

    We   will   automatically  reinvest  your  distributions   of
dividends  and  capital gains unless you tell us otherwise.   You
may change your election by writing to us at least 10 days prior to the scheduled payment date.


                         TAX INFORMATION

    Please be aware that the following tax information is general and refers only to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Fund.

    All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

    Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

    Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

    * fail to provide a social security number or taxpayer identification number;

    * fail to certify that their social security number or taxpayer identification number is correct; or

    *   fail to certify that they are exempt from withholding.

                    [THE MANAGERS FUNDS LOGO]

                      FOR MORE INFORMATION

    Additional information for the Fund, including the Statement of Additional Information and the Semi- Annual and Annual
Reports, are available to you without charge and may be requested as follows:

            By Telephone:   1-800-835-3879

            By Mail:        The Managers Funds
                            40 Richards Avenue
                            Norwalk, CT  06854

            On the Internet:Electronic copies are available
                            on our website at http://www.managersfunds.com

    Current Fund documents are on file with the Securities and Exchange Commission and are incorporated by reference (legally part of this Prospectus). Text-only copies are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained upon payment of a duplication fee, by email request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009. (202-942-
8090).

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-3752

                       THE MANAGERS FUNDS

                       MONEY MARKET FUND
                  ____________________________

              STATEMENT OF ADDITIONAL INFORMATION

                      DATED APRIL 2, 2001
________________________________________________________________

    You  can  obtain a free copy of the Prospectus of MANAGERS
MONEY  MARKET FUND  (the "Fund") by calling The Managers Funds
LLC at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

    This   Statement  of  Additional  Information  is  not   a
Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

    The Financial Statements of the Fund, including the Report of Independent Accountants, for the fiscal year ended November 30, 2000 are included in the Fund's Annual Report and are available without charge by calling The Managers Funds LLC at
(800) 835-3879. They are incorporated by reference to this document.

TABLE OF CONTENTS

                                                             Page
                                                             ----
GENERAL INFORMATION                                             3

INVESTMENT OBJECTIVES AND POLICIES                              3
    Investment Techniques and Associated Risks                  3
    Quality and Diversification Requirements for the Fund       7
    Fundamental Investment Restrictions                         7
    Non-Fundamental Investment Restrictions                     8

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                     8
    Trustees' Compensation                                     10

TRUSTEES OF THE PORTFOLIO                                      10
    Trustees' Compensation                                     11

OFFICERS OF THE PORTFOLIO                                      12

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES            14
    Control Persons                                            14
    Management Ownership                                       14

MANAGEMENT OF THE FUND AND THE PORTFOLIO                       14
    Investment Advisor                                         14
    Compensation of Investment Advisor                         14
    Investment Advisory Agreement                              15
    Administrative Services; Distribution Arrangements         15
    Fee Waivers and Expense Limitations                        16
    Portfolio Co-Administrator                                 16
    Custodian                                                  16
    Transfer Agent                                             17
    Financial Professionals                                    17
    Independent Accountants                                    17

PURCHASE, REDEMPTION AND PRICING OF SHARES                     17
    Purchasing Shares                                          17
    Redeeming Shares                                           19
    Exchange of Shares                                         20
    Net Asset Value                                            20
    Dividends and Distributions                                21

CERTAIN TAX MATTERS                                            21
    Federal Income Taxation of Fund-in General                 21
    Taxation of the Fund's Investments                         22
    Federal Income Taxation of Shareholders                    22
    Foreign Shareholders                                       22
    State and Local Taxes                                      23
    Other Taxation                                             23

PERFORMANCE DATA                                               23
    Portfolio Transactions                                     23
    Massachusetts Business Trust                               24
    Description of Shares                                      26
    Master-Feeder Investment Structure	                     27
    Additional Information                                     28

FINANCIAL STATEMENTS                                           28

DESCRIPTION OF SECURITY RATINGS                                28

                      GENERAL INFORMATION

      This Statement of Additional Information relates only to MANAGERS MONEY MARKET FUND (the "Fund"). The Fund is a series of shares of beneficial interest of THE MANAGERS FUNDS, a no-load mutual fund family formed as a Massachusetts business trust (the "Trust").

      This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, Connecticut 06854.

      Since December 1, 1995, the Fund has operated through a two-tiered master-feeder investment fund structure. Historical information for the Fund contained in this Statement of Additional Information may include information prior to December 1, 1995.

       The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"). The investment advisor of the Portfolio is J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), formerly Morgan Guaranty Trust Company of New York ("Morgan").

     Investments in the Fund are not:
     *    Deposits or obligations of any bank;
     *    Guaranteed or endorsed by any bank; or
     *    Federally insured or guaranteed by the Federal Deposit
          Insurance Corporation, the Federal Reserve Board or any other federal agency.


              INVESTMENT OBJECTIVES AND POLICIES

      The following is additional information regarding the investment objectives and policies used by the Fund in an attempt to achieve the objective as stated in its current Prospectus. The Portfolio is an open-end, diversified management investment company having the same objective as the Fund.

      The Fund is designed for investors who seek to maximize current income consistent with the preservation of capital and same day liquidity. The Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio.

       The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

      The following are descriptions of the types of money market instruments that may be purchased by the Portfolio.
Also see "Quality and Diversification Requirements of the Fund."

      (1) U.S. Treasury Securities. The Portfolio may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT SECURITIES. The Portfolio may invest in obligations issued or guaranteed by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.
For those securities which are not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

      (2) Foreign Government Obligations. The Portfolio, subject to its applicable investment policies, may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities must be denominated in U.S. Dollars.

      (3) Bank Obligations. The Portfolio, unless otherwise noted, may invest in negotiable certificates of deposits, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under laws of the United States or any state; (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros); and
(iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

     COMMERCIAL PAPER. The Portfolio may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio's quality restrictions. Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolio to be liquid because they are payable upon demand. The Portfolio does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

      ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

      REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement.

       The Portfolio will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in the agreement plus accrued interest, and the Portfolio will make payment for such securities only upon the physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Portfolio will be fully collateralized within the meaning of paragraph (a) (4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Portfolio may be delayed or limited.

         (4) Foreign Securities. The Portfolio may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

    Investors should be aware that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Portfolio's operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

      (5) Municipal Bonds. The Portfolio may invest in municipal bonds issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations. These municipal bonds and notes will be taxable securities; income generated from these instruments will be subject to federal, state and local taxes.

      (6) When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities, no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of the securities in determining its net asset value, if applicable, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with the Custodian a segregated account with liquid assets consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

      (7) Investment Company Securities. Securities of other investment companies may be acquired by the Fund and the Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (e.g., the Portfolio). As a shareholder of another investment company, the Fund or the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund or the Portfolio bears directly in connection with its operations.

      (8) Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio, and, therefore, a form of leverage. The Portfolio will invest the proceeds of the borrowings under reverse repurchase agreements. In addition, the Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market Fund's ability to maintain a net asset value of $1.00 per share.

       (9) Securities Lending. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of its net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. Loans of Portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its Portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements." The Portfolio will not lend its securities to any officer, Trustee, Member of the Advisory Board, Director, employee, or other affiliate of the Portfolio, the Advisor or Funds Distributor, Inc. unless otherwise permitted by applicable law.

      (10) Illiquid Investments, Privately Placed and Certain Unregistered Securities. The Portfolio may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus. The Portfolio may not acquire illiquid holdings if, as a result thereof, more than 10% of the Portfolio's total assets would be in illiquid investments. Subject to this fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within 7 days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

     The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Portfolio's Trustees. The Portfolio's Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

     As to illiquid investments, the Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

     (11) Synthetic Instruments. The Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Advisor will review the structure of Synthetic Instruments to identify credit and liquidity risks and will monitor those risks. See "Illiquid Investments, Privately Placed and Certain Unregistered Securities."

QUALITY AND DIVERSIFICATION REQUIREMENTS FOR THE FUND

       The Portfolio intends to meet the diversification requirements of the 1940 Act as currently in effect.
Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

      At the time the Portfolio invests in any taxable commercial paper, master demand obligations, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's Investors Services or Standard & Poor's Corporation. The issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.

     In order to achieve its investment objective and maintain a stable asset value, the Portfolio will (i) with respect to 75% of the Portfolio's assets, limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days; and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

      In addition, the Board of Trustees of the Portfolio has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

FUNDAMENTAL INVESTMENT RESTRICTIONS

      The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     The investment restrictions of the Fund and the Portfolio are substantially identical, unless as otherwise specified. Accordingly, references below to the Fund also include the Portfolio unless the context requires otherwise; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

The Fund and the Portfolio:

(1) May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940;

(2) May not purchase any security which could cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments;

(3) May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

(4) May not borrow money, except to the extent permitted by applicable law;

(5) May not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

(6) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)   May  not  purchase  or  sell  commodities  or  commodity
contracts  unless  acquired  as  a  result  of  ownership   of
securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Portfolio from purchasing, selling or entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8) May make loans to other persons, in accordance with the Portfolio's investment objective and policies and to the extent permitted by applicable law.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

       The   following   investment   restrictions   are   not
"fundamental" policies of the Fund and the Portfolio and may be changed without shareholder approval.

The Fund and the Portfolio:

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Portfolio's total assets would be in investments which are illiquid;

(2) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

(3) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4) May not borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets; provided, however, that the Portfolio may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Portfolio while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements.


          BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

      The Trust and the Portfolio are governed by two separate Boards of Trustees. The Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Trustees provide broad supervision  over  the  affairs of the  Trust  and  the  Fund.
Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust since March 1999. He also serves as a Trustee of Managers AMG Funds, Managers Trust I and Managers Trust II. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions since 1998. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of the Trust since March 1999. He also serves as a Trustee of Managers AMG Funds, Managers Trust I and Managers Trust II. His date of birth is September 23, 1941.

SEAN M. HEALEY(1) - Trustee; President and Chief Operating Officer of Affiliated Managers Group, Inc. since October 1999. From April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. He has served as a Trustee of the Trust since March 1999. He also serves as a Trustee of Managers AMG Funds, Managers Trust I and Managers Trust II. His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977. He has served as a Trustee of the Trust since March 1999. He also serves as a Trustee of Managers AMG Funds, Managers Trust I and Managers Trust II. His date of birth is September 23, 1945.

MADELINE H. MCWHINNEY - Trustee; Member of the Investment Committee, New Jersey Supreme Court since 1990. From 1977 to 1994, she was the President of Dale, Elliott & Company, Inc., Management Consultants. From 1983 to 1998, she was a Member of the Advisory Board on Professional Ethics, New Jersey Supreme Court. She has served as a Trustee of the Trust since 1987. She also serves as a Trustee of Managers Trust I and Managers Trust II. Her date of birth is March 11, 1922.

STEVEN J. PAGGIOLI - Trustee; Executive Vice President and Director, The Wadsworth Group since 1986. Vice President, Secretary and Director of First Fund Distributors, Inc. since 1991. Executive Vice President, Secretary and Director of Investment Company Administration, LLC since 1990. Trustee of Professionally Managed Portfolios since 1991. He has served as a Trustee of the Trust since 1993. He also serves as a Trustee of Managers Trust I and Managers Trust II. His date of birth is April 3, 1950.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of The Managers Funds since March 1999. He also serves as a Trustee of Managers AMG Funds, Managers Trust I and Managers Trust II. His date of birth is June 5, 1958.

THOMAS R. SCHNEEWEIS - Trustee; Professor of Finance, University of Massachusetts since 1985. Managing Director, CISDM at the University of Massachusetts since 1994. President and Chief Executive Officer of Schneeweis Partners, LLC since January 2001. He has served as a Trustee of The Managers Funds since 1987. He also serves as a Trustee of Managers Trust I and Managers Trust II. His date of birth is May 10, 1947.

PETER M. LEBOVITZ - President; President and Chief Executive Officer of The Managers Funds LLC. From September 1994 to April 1999, he was Director of Marketing of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). President of Managers Distributors, Inc. since December 2000. He also serves as President of Managers AMG Funds, Managers Trust I and Managers Trust II. From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Secretary; Director, Finance and Planning of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. Treasurer and Chief Financial Officer of Managers Distributors, Inc. since December 2000. He also serves as Treasurer of Managers AMG
Funds and Secretary and Treasurer of Managers Trust I and Managers Trust II. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

----------------------------------------
(1) Mr. Healey is an "interested person" (as defined in the 1940
Act) of the Trust.

PETER   M.   MCCABE  -  Assistant  Treasurer;  Manager,   Fund
Administration of The Managers Funds LLC (formerly The Managers Funds, L.P.) since August 1995. Assistant Treasurer of Managers Distributors, Inc. since December 2000. He also serves as Assistant Treasurer of Managers AMG Funds, Managers Trust I and Managers Trust II. From July 1994 to August 1995, he was a Portfolio Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.

LAURA A. PENTIMONE - Assistant Secretary; Manager, Legal and Compliance of The Managers Funds LLC (formerly The Managers Funds, L.P.) since September 1997. Assistant Secretary and Legal/Compliance Officer of Managers Distributors, Inc. since December 2000. She also serves as Assistant Secretary of Managers AMG Funds, Managers Trust I and Managers Trust II. From August 1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.

TRUSTEES' COMPENSATION

      For their services as Trustees of The Managers Funds and other mutual funds within The Managers Funds LLC complex, for the fiscal year ended November 30, 2000, the Trustees were compensated as follows:

     COMPENSATION TABLE:

                                                                    Total Compensation
                                                                    From the
                       Aggregate             Aggregate Compensation Fund and the
Name of                Compensation          From Other Funds       Fund Complex
  Trustee              From the Fund(a)      in Complex(b)          Paid to Trustees(c)
---------             -----------------      ---------------------- --------------------
Jack   W.   Aber           $410                  $24,090              $24,500
William  E.  Chapman, II   $410                  $24,090              $24,500
Sean   M.  Healey          none                  none                 none
Edward  K.  Kaier          $410                  $24,090              $24,500
Madeline  H.  McWhinney    $410                  $20,090              $20,500
Steven  J.  Paggioli       $410                  $20,090              $20,500
Eric  Rakowski             $410                  $24,090              $24,500
Thomas  R.  Schneeweis     $396                  $19,104              $19,500
____________________

  (a)Compensation is calculated for the Fund's fiscal year ended November 30, 2000. The Trust does not provide any pension or retirement benefits for the Trustees.

  (b)Compensation is calculated from the Fund's fiscal year ended November 30, 2000.

  (c)Total compensation includes compensation paid during the 12-month period ending November 30, 2000 for services as Trustees of The Managers Funds, Managers AMG
     Funds, Managers Trust I and Managers Trust II.


                   TRUSTEES OF THE PORTFOLIO

     Their names, principal occupations and dates of birth are listed below. The mailing address of the Trustees of the Portfolio is c/o Pierpont Group Inc., 461 Fifth Avenue, New
York, NY 10017.

FREDERICK S. ADDY-Trustee; Retired; Former Executive Vice
President and Chief Financial Officer, Amoco Corporation. His date of birth is January 1, 1932.

WILLIAM G. BURNS-Trustee; Retired; Former Vice Chairman and
Chief Financial Officer, NYNEX.  His date of birth is November
2, 1932.

ARTHUR C. ESCHENLAUER-Trustee; Retired; Former Senior Vice
President, Morgan Guaranty Trust Company of New York. His date of birth is May 23, 1934.

MATTHEW HEALEY(2)-Trustee, Chairman and Chief Executive Officer;
Chairman, Pierpont Group, Inc., since prior to 1996. His date of birth is August 23, 1937.

MICHAEL P. MALLARDI-Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His date of birth is March 17, 1934.
---------------------------------------------------------------
(2) Mr. Healey is an "interested person" (as defined in the 1940
Act) of the Portfolio.

TRUSTEES'  COMPENSATION

     Each Trustee of the Portfolio is currently paid an annual fee of $75,000 for serving as Trustee of the Portfolio as well as 22 investment companies (comprised of 19 investment companies comprising The Master Portfolio, the J.P. Morgan Institutional Funds, the J.P. Morgan Funds and J.P. Morgan Series Trust) which are affiliated with the Advisor and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships which are unrelated to these funds.

     Trustee compensation expenses paid by the Portfolio for the calendar year ended December 31, 2000 are set forth below.

                                                    Total Trustee
                                                    Compensation
                                                    Accrued by the
                                   Aggregate        Master Portfolios*,
                                   Trustee          The J.P. Morgan
                                   Compensation     Funds abd J.P.
                                   Paid by the      Morgan Institutional
                                   Portfolio        Funds and J.P. Morgan
Name of Trustee                    during 2000      Series Trust during 2000***
---------------                    -----------      ---------------------------
Frederick S. Addy, Trustee         $20,024           $75,000
William G. Burns, Trustee           20,024            75,000
Arthur C. Eschenlauer, Trustee      20,024            75,000
Matthew Healey, Trustee,
     Chairman and Chief Executive   20,024            75,000
     Officer**
Michael P. Mallardi, Trustee        20,024            75,000
--------------------------------------------------------------
*Includes  the Portfolio and 18 other Portfolios (collectively the  "Master  Portfolios") for which JPMIM acts as  investment advisor.

**During  2000, Pierpont Group, Inc. paid Mr. Healey,  in  his role as Chairman of Pierpont Group, Inc., compensation in  the
amount   of   $200,000,  contributed  $25,500  to  a   defined
contribution plan on his behalf and paid $18,400 in  insurance premiums for his benefit.

***No  investment company within the Portfolio's fund  complex has  a  pension or retirement plan.  Currently, there  are  22 investment  companies (19 investment companies comprising  the
Master  Portfolios,  the J.P. Morgan Funds,  the  J.P.  Morgan
Institutional  Funds  and J.P. Morgan  Series  Trust)  in  the
Portfolio's fund complex.


      The Trustees of the Portfolio decide upon general policies and are responsible for overseeing the Portfolio's various business affairs. The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio. Pierpont Group, Inc. was organized in July 1989 to provide services for The J.P. Morgan Family of Funds (formerly The Pierpont Family of Funds), and the Trustees of the Portfolio are the equal and sole shareholders of Pierpont Group, Inc. The Portfolio has agreed to pay Pierpont Group, Inc. a fee in an amount approximating its reasonable costs in performing these services to the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

      The aggregate fees paid to Pierpont Group, Inc. by the Portfolio during the fiscal years ended November 30, 1998, November 30, 1999 and November 30, 2000 were $173,032,
$228,328 and $268,198, respectively.

ADVISORY BOARD
--------------

      The Trustees of the Portfolio determined as of January 26, 2000, to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees of the Portfolio. The advisory board is distinct from the Trustees of the Portfolio and provides advice to them as to investment, management and operations of the Portfolio; but has no power to vote upon any matter put to a vote of the Trustees of the Portfolio. The advisory board and the members thereof also serve each of the 22 other investment companies affiliated with the Advisor. The creation of the Advisory Board and the appointment of the members thereof was designed (i) so that the Board of Trustees of the Portfolio will continuously consists of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of the Portfolio and each of the other investment companies affiliated with the Advisor, in anticipation of the current Trustees of the Portfolio reaching the mandatory retirement age of seventy and (ii) with the intention that the members of the Advisory Board will be proposed for election as Trustees at a shareholder meeting to be held prior to the retirement. Each member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Portfolio and each of the 22 other investment companies affiliated with the Advisor and is reimbursed for expenses incurred in connection for such service. The members of the Advisory Board may hold various other directorships unrelated to the Portfolio. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York
10017. Their names, principal occupations during the past five years and dates of birth are set forth below.

ANN  MAYNARD  GRAY;  Former President, Diversified  Publishing
Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

JOHN  R.  LAIRD;  Retired;  Former  Chief  Executive  Officer,
Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

GERARD P. LYNCH(3); Retired; Former Managing Director,  Morgan
Stanley  Group; President and Chief Operating Officer,  Morgan
Stanley Services, Inc.  His date of birth is October 5, 1936.

JAMES  J.  SCHONBACHLER;  Retired; Former  Managing  Director,
Bankers   Trust  Company  and  Chief  Executive  Officer   and
Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.
--------------------------------------------------------------
(3)Mr. Lynch may be deemed an "interested person" (as defined in the 1940 Act) of the Advisor due to his son's affiliation with an affiliate.

                   OFFICERS OF THE PORTFOLIO

     The Portfolio's executive officers as listed below, other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. The Portfolio's officers conduct and supervise the business operations of the Portfolio. The Portfolio has no employees.

       The officers of the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

MATTHEW  HEALEY; Chief Executive Officer.  Chairman,  Pierpont
Group,  since prior to 1996.  His address is Pine Tree Country
Club  Estates,  10286 Saint Andrews Road,  Boynton  Beach,  FL
33436.  His date of birth is August 23, 1937.

MARGARET W. CHAMBERS; Vice President and Secretary. Executive Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an
associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer and Director of FDI and an officer of certain investment companies distributed or administered by FDI since prior to 1996. Her date of birth is August 1, 1957.

DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Vice President, New Business Development of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1999, Mr. Conroy was Manager of Treasury Services and Administration of FDI. His date of birth is March 31, 1969.

KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Her date of birth is December 29, 1966.

CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial
Group.    His date of birth is December 24, 1964.

KATHLEEN K. MORRISEY; Vice President and Assistant Secretary. Vice President of FDI. Manager of Treasury Services Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. Her date of birth is July 5, 1972.

MARY A. NELSON; Vice President and Assistant Treasurer. Senior Vice President and Directot of Financial Services at FDI since August 1994, and an officer of certain investment companies distributed or administered by FDI. Her date of birth is April 22, 1964.

MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group since prior to 1996. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

GEORGE A. RIO; President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. His date of birth is January 2, 1955.

CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves as Manager of the Funds Infrastructure group and is responsible for the management of special projects. Prior to January 2000, she served as Manager of the Tax Group in the Fund Administration Group and was responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services
Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

ELLA VASQUEZ; Vice President and Assistant Secretary. Vice President of FDI since February 1999. Ms. Vasquez served as National Sales Associate for FDI from May 1996. Prior to that, she served in various mutual fund sales and marketing positions for U.S. Trust Company of New York. Her date of birth is December 14, 1961.



      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As  of  March  23, 2001, no entity or person "controlled"
(within the meaning of the 1940 Act) the Fund. An entity or person which "controls" the Fund could have effective voting control over the Fund.

     As of March 23, 2001, the following persons or entities owned more than 5% of the outstanding shares of the Fund:

*    Mellon Bank NA                          13%
*    PFPC Brokerage Services                 12%
*    Kathleen Watson                          9%
*    Blackcomb Associates L.P.                5%


MANAGEMENT OWNERSHIP

     As  of  March  23, 2001, all management personnel  (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

           MANAGEMENT OF THE FUND AND THE PORTFOLIO

INVESTMENT ADVISOR

      Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of Portfolio transactions and generally manages the Portfolio's investments. Effective October 1, 1998, the Portfolio's investment advisor is JPMIM. Prior to that date, Morgan Guaranty Trust Company of New York ("Morgan") was the investment advisor. JPMIM, a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is a registered investment advisor under the Investment Advisers Act of 1940, as amended.

      J. P. Morgan Chase, through the Advisor and other subsidiaries offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients with combined assets under management of approximately $359 billion.

      The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of certain of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio.

     The Portfolio is managed by employees of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase.

COMPENSATION OF INVESTMENT ADVISOR

      As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% of average daily net assets in excess of $1 billion.

      The advisory fees paid by the Portfolio to the Advisor are as follows: For the fiscal year ended November 30, 1998:
$7,199,733.   For  the fiscal year ended  November  30,  1999:
$13,226,942.   For  the fiscal year ended November  30,  2000:
$19,059,292.

INVESTMENT ADVISORY AGREEMENT

      The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio.

      If the Advisor were prohibited from acting as investment advisor to the Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

       Under separate agreements, Morgan provides certain financial, fund accounting and administrative services to the Portfolio. Morgan, an affiliate of the Advisor and a wholly owned subsidiary of J.P. Morgan Chase, is a New York trust company that conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services primarily to governmental, institutional, corporate and high net worth individual customers in the United States and through the world. Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Fund and shareholder services for the Trust. Morgan is located at 60 Wall Street, New York, New York 10260.

ADMINISTRATIVE SERVICES; DISTRIBUTION ARRANGEMENTS

      The Portfolio has entered into Administrative Services Agreement (the "Services Agreement") with Morgan, pursuant to which Morgan is responsible for certain administrative and related services provided to the Portfolio. The Services Agreement may be terminated at any time, without penalty, by the Portfolio's Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

      Under the Services Agreement, effective August 1, 1996, the Portfolio has agreed to pay Morgan fees equal to the Portfolio's allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

      The services fees paid by the Portfolio to Morgan are as follows: For the fiscal year ended November 30, 1998:
$1,788,454.   For  the fiscal year ended  November  30,  1999:
$3,127,566.   For  the fiscal year ended  November  30,  2000:
$4,197,163.

     Under an Administration and Shareholder Servicing Agreement between the Trust and The Managers Funds LLC, The Managers Funds LLC also serves as Administrator (the "Fund Administrator") of the Trust. Managers Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The Managers Funds LLC, serves as the distributor of the Fund. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG"), and AMG serves as its Managing Member. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotional expenses incurred in the sale of such shares.

     The distribution agreement (the "Distribution Agreement") between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust cast in person at a meeting called for the purpose of voting on such approval.

FEE WAIVERS AND EXPENSE LIMITATIONS

      From time to time, the Fund Administrator may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund. The Fund Administrator may decide to waive all or a portion of its fees from the Fund for such reasons as attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the fees payable by the Fund is reflected in the Fees and Expense Information located in the front of the Fund's Prospectus. Existing voluntary fee waivers by the Fund Administrator may be terminated or reduced in amount at any time, and solely at the discretion of the Fund Administrator. Shareholders will be notified of any change at the time that it becomes effective.

      In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under the various agreements discussed above and below, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Portfolio's Trustees and Members of the Advisory Board, registration fees under federal securities laws, extraordinary expenses, custodian fees and brokerage expenses.

PORTFOLIO CO-ADMINISTRATOR

      FDI serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement dated August 1, 1996, FDI also serves as the Portfolio's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the
Portfolio's Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Portfolio expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions.

      FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Portfolio; (ii) provides officers for the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees, Members of the Advisory Board and investors; and
(vi) maintains related books and records.

      For its services under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Master Portfolios and certain other investment companies subject to similar agreements with FDI.

      The administrative fees paid to FDI by the Portfolio for the fiscal periods indicated are as follows: For the fiscal year ended November 30, 1998: $115,137. For the fiscal year ended November 30, 1999: $147,749. For the fiscal year ended November 30, 2000: $122,295.

CUSTODIAN

      State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts 02110, serves as the Trust's custodian and fund accounting agent, and the Trust's dividend disbursing agent. State Street is responsible for maintaining account records detailing the ownership of the shares of the Portfolio and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

     The Bank of New York ("BONY"), One Wall Street, New York, New York 10286, serves as the Portfolio's custodian and fund accounting agent. Pursuant to the custodian contract, BONY is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

TRANSFER AGENT

     Boston  Financial  Data Services, Inc.,  P.O.  Box  8517,
Boston,  Massachusetts 02266-8517, is the transfer agent  (the
"Transfer Agent") for the Fund.

FINANCIAL PROFESSIONALS

      The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Portfolio, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts services by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other services as Morgan or the financial professional clients may reasonably request and agree upon with the financial professional.

      Although there is no sales charge levied directly by the Portfolio, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and will not be remitted to the Portfolio or J.P. Morgan.

INDEPENDENT ACCOUNTANTS

     The Independent Accountants of the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. They are also located at PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

           PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

     Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from The Managers Funds LLC.

     Purchase orders received by the Fund before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York Time), c/o Boston Financial Data Services, Inc. at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with The Managers Funds LLC, will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with The Managers Funds LLC. However, during this 15-day period, such shareholder may exchange such shares into any series of the Trust. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES

     Any redemption orders received by the Trust before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of regular trading on that Business day.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or
investment   advisor,   such   investment   professional    is
responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by The Managers Funds LLC on a case-by-case basis.

     If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with The Managers Funds LLC. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange shares from the Fund into shares of any series of the Trust without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of the Trust they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of the Trust and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange.
Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of the Trust will occur when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

     The Fund computes its Net Asset Value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value per share of the Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. Interests in the Portfolio are valued at the value assigned by the Portfolio.

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares dividends and distributions daily and pays such dividends and distributions monthly as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

                      CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF FUND - IN GENERAL

     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent
disqualification  of  the  Fund  as  a  regulated   investment
company.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

     General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states, which have income tax laws, might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION

     The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about  the
application  of  the provisions of tax law described  in  this
Statement  of  Additional  Information  in  light   of   their
particular tax situations.


                       PERFORMANCE DATA

      From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See the current Prospectus.

      YIELD QUOTATIONS. As required by the regulations of the SEC, current yield for the Money Market Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

      For the seven calendar days ended November 30, 2000, the current yield and effective yield of the Money Market Fund were 6.13% and 6.32%, respectively.

      TOTAL RETURN QUOTATIONS. As required by the regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $10,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount that would have been received upon redemption. As of December 31, 2000, the Money Market Fund's annualized one-, five- and ten-year total returns were 6.13%, 5.42% and 4.66% (unaudited), respectively.

       Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

      GENERAL. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Portfolio, and its total operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indexes from Lipper, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

      From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends, (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund, (5) descriptions of investment strategies for the Fund,
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations;
(9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

PORTFOLIO TRANSACTIONS

      The Advisor places orders for the Portfolio for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio.

      Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      Portfolio transactions will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolio may engage in short-term trading consistent with its objective.

       In connection with portfolio transactions for the Portfolio, the Advisor intends to seek best execution on a competitive basis for both purchases and sales of securities.

       The Portfolio has a policy of investing only in securities with maturities of less than thirteen months, which policy will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Portfolio makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolio.

      Subject to the overriding objective of obtaining best execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. Under the 1940 Act, persons affiliated with the Portfolio and persons who are affiliated with such persons are prohibited from dealing with the Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Portfolio may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which Morgan or an affiliate is a member or in a private placement in which Morgan or an affiliate serves as a placement agent except pursuant to procedures adopted by the Board of Trustees of the Portfolio that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

     On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

MASSACHUSETTS BUSINESS TRUST

     The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no

Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     The  Trust  shall  continue without  limitation  of  time
subject  to  the  provisions  in  the  Declaration  of   Trust
concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (no par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each share on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either:
(1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of shares of series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the new series, to the extent required by the 1940 Act.

MASTER-FEEDER INVESTMENT STRUCTURE

      Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end investment management company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, also called the "Master Portfolio." The Portfolio is a separate registered investment with the same investment objective as the Fund, also called the "Feeder Fund." Generally, when a Master Portfolio seeks a vote to change any of its fundamental restrictions or policies, the Feeder Fund will hold a shareholder meeting and cast its vote proportionally, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), of the portfolio on matters on which the shares of the Fund shall be entitled to vote.

      In additional to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's exposure. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Trust to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund into another pooled investment entity having the same investment objective and restrictions and policies as the Fund.

      Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require additional withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of the Portfolio's portfolio securities, as opposed to a cash distribution, which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or may adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other changes in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

      Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a Fund). Also, funds with greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by the Fund's shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do not give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

ADDITIONAL INFORMATION

           This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


                     FINANCIAL STATEMENTS

      The following audited Financial Statements and the Notes to the Financial Statements for the Fund, and the Report of Independent Accountants of PricewaterhouseCoopers LLP are incorporated by reference to this SAI from the annual report filing made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The following Financial Statements and reports are available without charge by calling The Managers Funds at (800) 835-3879, on The Managers Funds Internet website at http://www.managersfunds.com or on the SEC's Internet website at http://www.sec.gov.

      The  Annual  Report dated November 30, 2000 for  Managers
Money  Market Fund was filed with the SEC on January 26,  2001.
The accession number for such filing was 0000720309-01-500006.

                          APPENDIX A

                DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S:

CORPORATE AND MUNICIPAL BONDS

AAA -Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 -This designation indicates that the degree of safety regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1-The  short-term tax-exempt note rating of SP-1 is  the
     highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2-The short-term tax-exempt note rating of SP-2 has satisfactory capacity to pay principal and interest.

MOODY'S:

CORPORATE AND MUNICIPAL BONDS

Aaa -Bonds  which are rated Aaa are judged to be of  the
     best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -Bonds  which are rated Baa are considered as medium
     grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds  which  are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers   rated   Prime-1  (or  related   supporting
          institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          --   Leading  market  positions in  well-established
               industries.
          --   High rates of return on funds employed.
          --   Conservative  capitalization  structures   with
               moderate  reliance  on  debt  and  ample  asset
               protection.
          --   Broad  margins  in earnings coverage  of  fixed
               financial   charges  and  high  internal   cash
               generation.
          --   Well established access to a range of financial
               markets   and  assured  sources  of   alternate
               liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                  PART C
                     To the Registration Statement of
                   The Managers Funds (the "Registrant")

Item 23.  Exhibits.

Exhibit No.              Description

     a.1  Declaration of Trust dated November 23, 1987.(i)(ii)

     a.2  Amendment No. 1 to Declaration of Trust dated May 12,
          1993.(ii)(iii)

     a.3  Amendment No. 2 to Declaration of Trust dated June 30, 1993.
          (ii)(iii)

     a.4 Amendment No. 3 to Declaration of Trust establishing a new series of shares of beneficial interest of the Registrant designated as "Managers Emerging Markets Equity Fund" dated December 8, 1997.(iv)

     a.5  Amendment No. 4 to Declaration of Trust amending
          Section 2.11 dated April 20, 1999, filed herewith.

     a.6 Amendment No. 5 to Declaration of Trust establishing a new series of shares of beneficial interest of the Registrant designated as "Managers Small Company Fund" dated March 3, 2000.(viii)

     b.   By-Laws of the Trust dated November 23, 1987. (i)(ii)

     c.   Instruments Defining Rights of Shareholders. (ii)(v)

     d.1 Fund Management Agreement between Registrant and The Managers Funds LLC, dated as of April 1, 1999. (vi)

     d.2  Form of Sub-Advisory Agreement between The Managers Funds
          LLC and HLM Management Company with respect to Managers Small Company Fund dated May 1, 2000.(viii)

     d.3  Form of Sub-Advisory Agreement between The Managers Funds
          LLC and Kalmar Investment Advisers with respect to Managers Small Company Fund dated May 1, 2000.(viii)

     d.4  Form of Sub-Advisory Agreement between The Managers Funds
          LLC and Goldman Sachs Asset Management with respect to Managers Special Equity Fund dated January 1, 2000.(viii)

     d.5  Form of Sub-Advisory Agreement between The Managers Funds
          LLC and Armstrong Shaw Associates Inc. with respect to Managers Income Equity Fund dated March 8, 2000.(viii)

     d.6 Form of Sub-Advisory Agreement between The Managers Funds LLC and Mastholm Asset Management with respect to Managers International Equity Fund dated March 27, 2000.(viii)

     d.7 Form of Sub-Advisory Agreements between The Managers Funds LLC and each Sub-Adviser identified in the Registration Statement with respect to each Fund of the Registrant, dated as of April 1, 1999.(vi)

     d.8 Sub-Advisory Agreement between The Managers Funds LLC and Skyline Asset Management, L.P. with respect to Managers Special Equity Fund dated December 1, 2000, filed herewith.

     d.9 Sub-Advisory Agreement between The Managers Funds LLC and Pilgrim Baxter & Associates, Ltd. with respect to Managers Special Equity Fund dated September 26, 2000, filed herewith.

     d.10 Sub-Advisory Agreement between The Managers Funds LLC and Loomis, Sayles & Co., L.P. with respect to Managers Bond Fund dated October 30, 2000, filed herewith.

     d.11 Sub-Advisory Agreement between The Managers Funds LLC and Rogge Global Partners, plc with respect to Managers Global Bond Fund dated September 26, 2000, filed herewith.

     d.12 Sub-Advisory Agreement between The Managers Funds LLC and Rexiter Capital Management Limited with respect to Managers Emerging Markets Equity Fund dated February 1, 2001, filed herewith.

     e.1 Distribution Agreement between the Registrant and The Managers Funds LLC, dated as of April 1, 1999.(vi)

     e.2 Form of Distribution Agreement between Registrant and Managers Distributors, Inc., dated as of April 1, 2001, filed herewith.

     f.   Not Applicable.

     g. Custodian Agreement between the Registrant and State Street Bank and Trust Company dated December 9, 1992.(ii)(ix)

     h.1 Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company dated February 16, 1994.(ii)(vii)

     h.2 Administration and Shareholder Servicing Agreement between The Managers Funds LLC and the Registrant dated April 1, 1999.(vi)

     h.3 License Agreement Relating to the Use of Name between the Registrant and The Managers Funds LLC dated April 1, 1999.(vi)

     i.1 Opinion and Consent of Shereff, Friedman, Hoffman & Goodman, LLP dated September 27, 1990.(i)(ii)

     j.1 Consent of PricewaterhouseCoopers LLP with respect to Managers Money Market Fund dated March 28, 2001, filed herewith.

     j.2  Power of Attorney for the Registrant dated June 4, 1999.(viii)

     k.   Not Applicable.

     l.   Not Applicable.

     m.   Not Applicable.

     n.   Not Applicable.

     o.   Not Applicable.

     t.1  Code of Ethics of Registrant as adopted on June 4, 1999.(viii)

     t.2  Code of Ethics of The Managers Funds LLC and Managers
          Distributors, Inc. as adopted on March 1, 2001, filed herewith.
___________________________________________________________________________

(i)  Filed as an exhibit to the Registrant's Registration Statement on Form
     N-1A, Registration No.   (filed September 28, 1990).

(ii) Filed as an exhibit to the Registrant's Registration Statement on Form
     N-1A, Registration No.   (filed October 16, 1997).

(iii)Filed as an exhibit to the Registrant's Registration Statement on
     Form N-1A, Registration No.   (filed November 5, 1993).

(iv) Filed as an exhibit to the Registrant's Registration Statement on Form
     N-1A, Registration No.   (filed April 29, 1998).

(v)  Filed as an exhibit to the Registrant's Registration Statement on Form
     N-1A, Registration No.   (filed March 7, 1995).

(vi) Filed as an exhibit to the Registrant's Registration Statement on Form
     N-1A, Registration No.   (filed April 1, 1999).

(vii)Filed as an exhibit to the Registrant's Registration Statement on
     Form N-1A, Registration No.   (filed April 24, 1994).

(viii)Filed as an exhibit to the Registrant's Registration Statement on
     Form N-1A, Registration No.   (filed May 1, 2000).

(ix) Filed as an exhibit to the Registrant's Registration Statement on Form
     N-1A, Registration No.   (filed November 9, 1992).

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

          Sections 2.9(d) and (f), Article IV Sections 4.1-4.3 and Section 8.3(b) of the Registrant's Declaration of Trust dated November 23, 1987 relate to the indemnification of Trustees, Officers and other persons by the Trust and to the exemption from personal liability of such Trustees, Officers and other persons. These aforementioned Sections are reproduced below:

          Section 2.9. Miscellaneous Powers. The Trustee shall have the power to: .(d) purchase, and pay out of the Trust Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisers, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Pertson in such cap[acuity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; .(f) to the extent permitted by law, indemnify any Person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;.

          Article IV - Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, Officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 4.2. Non-liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

          Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:


                (i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                    (C) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

                (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances;
          or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As  used in this Section 4.3, a "Disinterested Trustee" is one who  is  not
(i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

              Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Item 26.  Business and Other Connections of Investment Adviser.

          The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Trust. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The Managers Funds LLC serves exclusively as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          The Managers Funds LLC hires Sub-Adviser(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Sub-Adviser are listed in their respective Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Forms are listed below

          Armstrong Shaw Associates Inc.               801-20597
          Chartwell Investment Partners, L.P.          801-54124
          Essex Investment Management Company, LLC*    801-12548
          Roxbury Capital Management, LLC              801-55521
          HLM Management Company                       801-39610
          Kalmar Investment Advisers                   801-53608
          Kern Capital Management LLC                  801-54766
          Goldman Sachs Asset Management               801-16048
          Pilgrim Baxter & Associates, Ltd.            801-48872
          Westport Asset Management, Inc.              801-21854
          Skyline Asset Management, L.P.*              801-49603
          Scudder Kemper Investments, Inc.             801-252
          Lazard Asset Management                      801-6568
          Mastholm Asset Management, L.L.C.            801-54834
          Rexiter Capital Management Limited           801-55470
          Loomis, Sayles & Company, L.P.               801-170
          Standish, Ayer& Wood, Inc.                   801-584
          Rogge Global Partners, plc.                  801-25482
          ___________________________________
          *Essex and Skyline are each majority owned by AMG and are each an affiliate of the Registrant.

Item 27.       Principal Underwriters.

          (a) Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, Managers Trust I and Managers Trust II.

          (b) The following information relates to the directors, officers and partners of Managers Distributors, Inc.:


     Name and Principal            Positions and Offices         Positions and Offices
     Business Address              with Underwriter              with Fund
     ------------------            ----------------------        -----------------------
     Nathaniel Dalton                      Director                 None
     c/o Affiliated Managers Group, Inc.
     Two International Place, 23rd Floor
     Boston, Massachusetts 02110

     Daniel J. Shea                        Director                 None
     c/o Affiliated Managers Group, Inc.
     Two International Place, 23rd Floor
     Boston, Massachusetts 02110

     John Kingston, III                  Director and Secretary     None
     c/o Affiliated Managers Group, Inc.
     Two International Place, 23rd Floor
     Boston, Massachusetts 02110

     Peter M. Lebovitz                   President                  President
     c/o The Managers Funds LLC
     40 Richards Avenue
     Norwalk, Connecticut 06854

     Donald S. Rumery                    Treasurer             Secretary and Treasurer
     c/o The Managers Funds LLC
     40 Richards Avenue
     Norwalk, Connecticut 06854

     Laura A. Pentimone              Assistant Secretary      Assistant Secretary
     c/o The Managers Funds LLC
     40 Richards Avenue
     Norwalk, Connecticut 06854


          (c) Not Applicable.

Item 28.  Location of Accounts and Records.

          The accounts and records of the Registrant are maintained at the offices of the Registrant at 40 Richards Avenue, Norwalk,
Connecticut 06854, at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 and 1776 Heritage Drive, North Quincy, Massachusetts 01171, at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of each Sub-Adviser at the address listed in the current Form ADV on file of each (see Item 26 for ADV file numbers).

Item 29.  Management Services.

          There are no management-related service contracts other than the Fund Management Agreement relating to management services described in Parts A and B.

Item 30.  Undertakings.

          (a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

EXHIBIT a.5
-------------

                               Amendment to
                           Declaration of Trust

     The undersigned, constituting a majority of the Trustees of The Managers Funds (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts, pursuant to the Trust's Declaration of Trust dated November 23, 1987, as amended and restated (the "Declaration"), do hereby amend Section 2.11 be deleting Section 2.11 in its entirety with the following such amendment is subject to approval in accordance with the Declaration of the shareholders of each of the series of the Trust.

                         Section 2.11. Number of Trustees. The number of Trustees shall initially be four (4), and thereafter shall be such number as shall be fixed from time to time by a written instrument signed by a majority of the Trustees, provided, however, the number of Trustees shall in no event be less than one (1) nor more than ten (10).

     IN WITNESS WHEREOF, the undersigned have executed this instrument this 20th day of April 1999.

/s/Robert P. Watson
Robert P. Watson, Trustee

/s/Madeline H. McWhinney
Madeline H. McWhinney, Trustee

/s/Steven J. Paggioli
Steven J. Paggioli, Trustee

/s/Thomas R. Schneeweis
Thomas R. Schneeweis, Trustee


                              ACKNOWLEDGEMENT

STATE OF CONNECTICUT     )
                         ) ss.
COUNTY OF FAIRFIELD      )

                                                  April 23, 1999

     Then personally appeared the above-named Robert P. Watson, Madeline H. McWhinney. Sateven J. Paggioli, and Thomas R. Schneeweis, each of whom acknowledged the foregoing act to be his or her free act and deed.

     Before me,

                                                  /s/Laura DeSalvo
                                                  Notary Public

                                                  My Commission Expires:
                                                  10/31/2002

EXHIBIT d.8
-----------

                          SUB-ADVISORY AGREEMENT


Attention:     Skyline Asset Management, L.P.

RE:            Sub-Advisory Agreement


The   Managers  Special  Equity  Fund  (the  "Fund")  is  a  series  of   a
Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

1. Appointment as a Sub-Adviser. The Manager, being duly authorized, hereby appoints and employs Skyline Asset Management, L.P. ("Sub-Adviser") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Sub-Adviser (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Sub-Adviser, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

2.  Portfolio Management Duties.

     (a)   Subject  to  the  supervision of the  Manager  and  of  the
     Trustees of the Trust, the Sub-Adviser shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus").

     (b) The Sub-Adviser shall maintain such books and records pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Adviser agrees that all records under the Act shall be the property of the Trust.

     (c) The Sub-Adviser shall provide the Trust's Custodian, and the Manager on each business day with information relating to all transactions concerning the Fund Account. In addition, the Sub-Adviser shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

     (d) The Sub-Adviser agrees to maintain adequate compliance procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

     (e)   The Sub-Adviser agrees to maintain an appropriate level  of
     errors   and   omissions  or  professional  liability   insurance
     coverage.

3. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Adviser, and for the selection of the markets on or in which the transactions will be executed.

     (a) In doing so, the Sub-Adviser's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Adviser to solicit competitive bids for each transaction, and the Sub-Adviser shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Adviser deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Adviser may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Sub-Adviser, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and (ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (c)   The  Sub-Adviser  agrees  that  it  will  not  execute  any
     portfolio   transactions  with  a  broker,  dealer   or   futures
     commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Adviser for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Adviser with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisers.

4.   Information  Provided to the Manager and the Trust  and  to  the  Sub-
Adviser

     (a) The Sub-Adviser agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Adviser will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

     (b) The Sub-Adviser agrees that it will notify the Manager and the Trust in the event that the Sub-Adviser or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

     (c) The Sub-Adviser represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Adviser's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading. The Sub-Adviser agrees to maintain the completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Adviser acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6. Other Investment Activities of the Sub-Adviser. The Manager acknowledges that the Sub-Adviser or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Adviser or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Adviser acts in good faith and provided further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Adviser shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Sub-Adviser shall exercise its best judgment in rendering the services provided by it under this Agreement. The Sub-Adviser shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Adviser would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Adviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Adviser or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Adviser and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on December 1, 2000 and shall continue in effect until April 1, 2001. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Adviser and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Sub-Adviser or (iii) by the Sub-Adviser at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.


                            THE MANAGERS FUNDS LLC

                            BY:  /s/Peter M. Lebovitz

                            Its: President & CEO

                            DATE:11/28/00
ACCEPTED:

BY:  /s/Stephen F. Kendall

Its: Chief Operating Officer

DATE:11/28/00


                            Acknowledged:
                            THE MANAGERS FUNDS

                            BY:  /s/Laura A. Pentimone

                            Its: Assistant Secretary

                            DATE:11/30/00


SCHEDULES:                  A.  Fee Schedule.

                                SCHEDULE A
                              SUB-ADVISER FEE

For services provided to the Fund Account, The Managers Funds LLC will pay a base quarterly fee for each calendar quarter at an annual rate of 0.50% of average net assets in the Fund account during the quarter. Average assets shall be determined using the average daily net assets in the Fund account during the quarter. The fee shall be pro-rated for any calendar quarter during which the contract is in effect for only a portion of the quarter.

EXHIBIT d.9
-----------
                          SUB-ADVISORY AGREEMENT


Attention:     Pilgrim, Baxter & Associates, Ltd.


RE:            Sub-Advisory Agreement


The   Managers  Special  Equity  Fund  (the  "Fund")  is  a  series  of   a
Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

1. Appointment as a Sub-Adviser. The Manager, being duly authorized, hereby appoints and employs Pilgrim, Baxter & Associates, Ltd. ("Sub-Adviser") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Sub-Adviser (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Sub-Adviser, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

2.  Portfolio Management Duties.

     (a)   Subject  to  the  supervision of the  Manager  and  of  the
     Trustees of the Trust, the Sub-Adviser shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus").

     (b) The Sub-Adviser shall maintain such books and records pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Adviser agrees that all records under the Act shall be the property of the Trust.

     (c) The Sub-Adviser shall provide the Trust's Custodian, and the Manager on each business day with information relating to all transactions concerning the Fund Account. In addition, the Sub-Adviser shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

     (d) The Sub-Adviser agrees to maintain adequate compliance procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

     (e)   The Sub-Adviser agrees to maintain an appropriate level  of
     errors   and   omissions  or  professional  liability   insurance
     coverage.

3. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Adviser, and for the selection of the markets on or in which the transactions will be executed.

     (a) In doing so, the Sub-Adviser's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Adviser to solicit competitive bids for each transaction, and the Sub-Adviser shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Adviser deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Adviser may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Sub-Adviser, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and (ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (c)   The  Sub-Adviser  agrees  that  it  will  not  execute  any
     portfolio   transactions  with  a  broker,  dealer   or   futures
     commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Adviser for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Adviser with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisers.

4.   Information  Provided to the Manager and the Trust  and  to  the  Sub-
Adviser

     (a) The Sub-Adviser agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Adviser will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

     (b) The Sub-Adviser agrees that it will notify the Manager and the Trust in the event that the Sub-Adviser or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

     (c) The Sub-Adviser represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Adviser's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading. The Sub-Adviser agrees to maintain the completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Adviser acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6. Other Investment Activities of the Sub-Adviser. The Manager acknowledges that the Sub-Adviser or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Adviser or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Adviser acts in good faith and provided further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Adviser shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Sub-Adviser shall exercise its best judgment in rendering the services provided by it under this Agreement. The Sub-Adviser shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Adviser would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Adviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Adviser or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Adviser and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on September 26, 2000 and shall continue in effect until April 1, 2001. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Adviser and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Sub-Adviser or (iii) by the Sub-Adviser at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.


                            THE MANAGERS FUNDS LLC

                            BY:  /s/Peter M. Lebovitz

                            Its: President & CEO

                            DATE:11/8/00
ACCEPTED:

BY:  /s/Eric C. Schneider

Its: CFO

DATE:11/14/00


                            Acknowledged:
                            THE MANAGERS FUNDS

                            BY:  /s/Peter M. Lebovitz

                            Its: President

                            DATE:11/16/00


SCHEDULES:                  A.  Fee Schedule.

                                SCHEDULE A
                              SUB-ADVISER FEE

For services provided to the Fund Account, The Managers Funds LLC will pay a base quarterly fee for each calendar quarter at an annual rate of 0.50% of average net assets in the Fund account during the quarter. Average assets shall be determined using the average daily net assets in the Fund account during the quarter. The fee shall be pro-rated for any calendar quarter during which the contract is in effect for only a portion of the quarter.

EXHIBIT d.10
-------------

                          SUB-ADVISORY AGREEMENT


Attention:     Shelia Barry
               Loomis, Sayles & Co., L.P.

RE:            Sub-Advisory Agreement


The Managers Bond Fund (the "Fund") is a series of a Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

1. Appointment as a Sub-Adviser. The Manager, being duly authorized, hereby appoints and employs Loomis, Sayles & Co., L.P. ("Sub-Adviser") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Sub-Adviser (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Sub-Adviser, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

2.  Portfolio Management Duties.

     (a)   Subject  to  the  supervision of the  Manager  and  of  the
     Trustees of the Trust, the Sub-Adviser shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus").

     (b) The Sub-Adviser shall maintain such books and records pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Adviser agrees that all records under the Act shall be the property of the Trust.

     (c) The Sub-Adviser shall provide the Trust's Custodian, and the Manager on each business day with information relating to all transactions concerning the Fund Account. In addition, the Sub-Adviser shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

     (d) The Sub-Adviser agrees to maintain adequate compliance procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

     (e)   The Sub-Adviser agrees to maintain an appropriate level  of
     errors   and   omissions  or  professional  liability   insurance
     coverage.

3. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Adviser, and for the selection of the markets on or in which the transactions will be executed.

     (a) In doing so, the Sub-Adviser's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Adviser to solicit competitive bids for each transaction, and the Sub-Adviser shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Adviser deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Adviser may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Sub-Adviser, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and (ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (c)   The  Sub-Adviser  agrees  that  it  will  not  execute  any
     portfolio   transactions  with  a  broker,  dealer   or   futures
     commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Adviser for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Adviser with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisers.

4.   Information  Provided to the Manager and the Trust  and  to  the  Sub-
Adviser

     (a) The Sub-Adviser agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Adviser will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

     (b) The Sub-Adviser agrees that it will notify the Manager and the Trust in the event that the Sub-Adviser or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

     (c) The Sub-Adviser represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Adviser's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading. The Sub-Adviser agrees to maintain the completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Adviser acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6. Other Investment Activities of the Sub-Adviser. The Manager acknowledges that the Sub-Adviser or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Adviser or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Adviser acts in good faith and provided further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Adviser shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Sub-Adviser shall exercise its best judgment in rendering the services provided by it under this Agreement. The Sub-Adviser shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Adviser would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Adviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Adviser or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Adviser and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on October 30, 2000 and shall continue in effect until April 1, 2001. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Adviser and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Sub-Adviser or (iii) by the Sub-Adviser at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.


                            THE MANAGERS FUNDS LLC

                            BY:  /s/Peter M. Lebovitz

                            Its: President & CEO

                            DATE:11/30/00
ACCEPTED:

BY:  /s/Mark W. Holland

Its: Vice President and Director

DATE:12/20/00

                            Acknowledged:
                            THE MANAGERS FUNDS

                            BY:  /s/Peter M. Lebovitz

                            Its: President

                            DATE:12/21/00


SCHEDULES:                  A.  Fee Schedule.

                                SCHEDULE A
                              SUB-ADVISER FEE

For services provided to the Fund Account, The Managers Funds LLC will pay a base quarterly fee for each calendar quarter at an annual rate of 0.25% of average net assets in the Fund account during the quarter. Average assets shall be determined using the average daily net assets in the Fund account during the quarter. The fee shall be pro-rated for any calendar quarter during which the contract is in effect for only a portion of the quarter.

EXHIBIT d.11
------------

                      FORM OF SUB-ADVISORY AGREEMENT


Attention:     Olaf Rogge
               Rogge Global Partners, plc

RE:            Sub-Advisory Agreement


The Managers Global Bond Fund (the "Fund") is a series of a Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

1. Appointment as a Sub-Adviser. The Manager, being duly authorized, hereby appoints and employs Rogge Global Partners, plc ("Sub-Adviser") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Sub-Adviser (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Sub-Adviser, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

2.  Portfolio Management Duties.

     (a)   Subject  to  the  supervision of the  Manager  and  of  the
     Trustees of the Trust, the Sub-Adviser shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus").

     (b) The Sub-Adviser shall maintain such books and records pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Adviser agrees that all records under the Act shall be the property of the Trust.

     (c) The Sub-Adviser shall provide the Trust's Custodian, and the Manager on each business day with information relating to all transactions concerning the Fund Account. In addition, the Sub-Adviser shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

     (d) The Sub-Adviser agrees to maintain adequate compliance procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

     (e)   The Sub-Adviser agrees to maintain an appropriate level  of
     errors   and   omissions  or  professional  liability   insurance
     coverage.

3. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Adviser, and for the selection of the markets on or in which the transactions will be executed.

     (a) In doing so, the Sub-Adviser's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Adviser to solicit competitive bids for each transaction, and the Sub-Adviser shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Adviser deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Adviser may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Sub-Adviser, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and (ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (c)   The  Sub-Adviser  agrees  that  it  will  not  execute  any
     portfolio   transactions  with  a  broker,  dealer   or   futures
     commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Adviser for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Adviser with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisers.

4.   Information  Provided to the Manager and the Trust  and  to  the  Sub-
Adviser

     (a) The Sub-Adviser agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Adviser will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

     (b) The Sub-Adviser agrees that it will notify the Manager and the Trust in the event that the Sub-Adviser or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

     (c) The Sub-Adviser represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Adviser's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading. The Sub-Adviser agrees to maintain the completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Adviser acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6. Other Investment Activities of the Sub-Adviser. The Manager acknowledges that the Sub-Adviser or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Adviser or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Adviser acts in good faith and provided further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Adviser shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Sub-Adviser shall exercise its best judgment in rendering the services provided by it under this Agreement. The Sub-Adviser shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Adviser would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Adviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Adviser or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Adviser and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on September 26, 2000 and shall continue in effect until April 1, 2001. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Adviser and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Sub-Adviser or (iii) by the Sub-Adviser at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.


                            THE MANAGERS FUNDS LLC

                            BY:  /s/Donald S. Rumery

                            Its: Chief Financial Officer

                            DATE:11/9/00
ACCEPTED:

BY:  /s/David Witzer

Its: Compliance Officer

DATE:17 November 2000


                            Acknowledged:
                            THE MANAGERS FUNDS

                            BY:  /s/Peter M. Lebovitz

                            Its: President

                            DATE:11/2//00


SCHEDULES:                  A.  Fee Schedule.

                                SCHEDULE A
                              SUB-ADVISER FEE

For services provided to the Fund Account, The Managers Funds LLC will pay a base quarterly fee for each calendar quarter at an annual rate of 0.35% on first $20 million, 0.25% thereafter, of average daily net assets in the Fund account during the quarter. The fee shall be pro-rated for any calendar quarter during which the contract is in effect for only a portion of the quarter.

EXHIBIT d.12
------------
                          SUB-ADVISORY AGREEMENT


Attention:     Rexiter Capital Management Ltd.

RE:            Sub-Advisory Agreement


The Managers Emerging Markets Equity Fund (the "Fund") is a series of a Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

1.   Appointment  as  a Sub-Adviser.  The Manager, being  duly  authorized,
hereby  appoints  and  employs  Rexiter  Capital  Management  Ltd.   ("Sub-
Adviser") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Sub-Adviser (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Sub-Adviser, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

2.  Portfolio Management Duties.

     (a)   Subject  to  the  supervision of the  Manager  and  of  the
     Trustees of the Trust, the Sub-Adviser shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus").

     (b) The Sub-Adviser shall maintain such books and records pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Adviser agrees that all records under the Act shall be the property of the Trust.

     (c) The Sub-Adviser shall provide the Trust's Custodian, and the Manager on each business day with information relating to all transactions concerning the Fund Account. In addition, the Sub-Adviser shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

     (d) The Sub-Adviser agrees to maintain adequate compliance procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

     (e)   The Sub-Adviser agrees to maintain an appropriate level  of
     errors   and   omissions  or  professional  liability   insurance
     coverage.

3. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Adviser, and for the selection of the markets on or in which the transactions will be executed.

     (a) In doing so, the Sub-Adviser's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Adviser to solicit competitive bids for each transaction, and the Sub-Adviser shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Adviser deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Adviser may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Sub-Adviser, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and (ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (c)   The  Sub-Adviser  agrees  that  it  will  not  execute  any
     portfolio   transactions  with  a  broker,  dealer   or   futures
     commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Adviser for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Adviser with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisers.

4.   Information  Provided to the Manager and the Trust  and  to  the  Sub-
Adviser

     (a) The Sub-Adviser agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Adviser will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

     (b) The Sub-Adviser agrees that it will notify the Manager and the Trust in the event that the Sub-Adviser or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

     (c) The Sub-Adviser represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Adviser's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading. The Sub-Adviser agrees to maintain the completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Adviser acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6. Other Investment Activities of the Sub-Adviser. The Manager acknowledges that the Sub-Adviser or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Adviser or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Adviser acts in good faith and provided further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Adviser shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Sub-Adviser shall exercise its best judgment in rendering the services provided by it under this Agreement. The Sub-Adviser shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Adviser would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Adviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Adviser or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Adviser and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on February 1, 2001 and shall continue in effect until April 1, 2001. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Adviser and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Sub-Adviser or (iii) by the Sub-Adviser at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.


                            THE MANAGERS FUNDS LLC

                            BY:  /s/Peter M. Lebovitz

                            Its: President & CEO

                            DATE: 3/12/01
ACCEPTED:

BY:  /s/Kenneth King
     /s/Gavin MacLachlan

DATE:15 March 2001

                            Acknowledged:
                            THE MANAGERS FUNDS

                            BY:  /s/Peter M. Lebovitz

                            Its: President

                            DATE: 3/23/01


SCHEDULES:                  A.  Fee Schedule.

                                SCHEDULE A
                              SUB-ADVISER FEE

For services provided to the Fund Account, The Managers Funds LLC will pay a base quarterly fee for each calendar quarter at an annual rate of 0.75% of average net assets in the Fund account during the quarter. Average assets shall be determined using the average daily net assets in the Fund account during the quarter. The fee shall be pro-rated for any calendar quarter during which the contract is in effect for only a portion of the quarter.

EXHIBIT e.2
------------

                                  FORM OF
                          DISTRIBUTION AGREEMENT
                            THE MANAGERS FUNDS


     AGREEMENT made this 1st day of April, 2001 by and between THE MANAGERS
FUNDS,   a   Massachusetts  business  trust  (the  "Trust"),  and  MANAGERS
DISTRIBUTORS, INC., a Delaware corporation (the "Distributor").

                                WITNESSETH:

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and it is in the interest of the Trust to offer shares of the ten separate series of the Trust, and such other series as may be created from time to time (each a "Fund," and collectively, the "Funds") for sale as described in the Prospectus and Statement of Additional Information of the Trust; and

     WHEREAS, the Distributor is registered as a broker-dealer under the Securities Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (the "NASD"); and

     WHEREAS, the Trust and the Distributor wish to enter into an agreement with each other with respect to the offering of the Trust's shares in order to promote the growth of the Trust and facilitate distribution of its shares;

     NOW, THEREFORE, it is hereby mutually agreed as follows:

     1. The Trust hereby appoints Distributor as an underwriter of the shares of beneficial interest of the Trust (the "Shares"), as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Trust may from time to time agree, Distributor will act as agent for the Trust and not as principal. The Distributor shall be a representative of the Trust to act as an underwriter and distributor of Shares of the Trust sold to certain high net worth individuals, persons or entities resident outside the United States, and institutions other than banks, (collectively "Purchasers"), as agreed to by Interactive Financial Solutions, Inc. (the "Principal Underwriter").

     2. Distributor will use its best efforts to find Purchasers for the Shares, to promote the distribution of the Shares, and may obtain orders from brokers, dealers, or other persons for sales of Shares to them for the account of Purchasers. The Distributor may enter into agreements, in form and substance satisfactory to the Trust, with dealers and other persons selected by the Distributor ("Selected Dealers"), providing for the sale to such Selected Dealers and resale by them to Purchasers of Shares at the applicable public offering price. No dealer, broker, or other person shall have any authority to act as agent for the Trust; such dealer, broker, or other person shall act only as dealers for their own accounts or as agents for their customers. Nothing herein contained shall prevent the Distributor from serving as principal underwriter with other investment companies so long as those investment companies either (a) invest all of their assets in shares of the same registered investment company "core" as does the Trust (i.e., are the other "feeders" in the same "core" as the Trust); or (b) do not have the same investment objectives as any series of the Trust and the performance of the Distributor's obligations hereunder is not impaired thereby.

     3. Sales of Shares by the Distributor shall be made at the applicable public offering price determined in the manner set forth in the current Prospectus and/or Statement of Additional Information of the Trust, as amended or supplemented, at the time of the Trust's acceptance of the order for Shares of a Fund. It is understood and agreed that the applicable public offering price of Shares is currently net asset value. All orders shall be subject to acceptance by the Trust, and the Trust reserves the right in its sole discretion to reject any order received. The Trust shall not be liable to the Distributor or any other person for failure to accept any order.

     4. On all sales of Shares, the Trust shall receive the current net asset value. If sales charges are described in the then-current Prospectus and Statement of Additional Information of the Trust, as amended or supplemented,  the  Distributor shall be entitled  to  receive  such  sales
charges.   The  Distributor may reallow all or a part  of  any  such  sales charges to such brokers, dealers, or other persons as Distributor may determine. In the event that a sales charge is in effect and Shares of a Fund are redeemed or repurchased by the Trust or the Distributor as agent for the Trust, within seven business days after confirmation by the Distributor of the original purchase order, the Distributor shall pay to the Trust, for the account of that Fund, the Distributor's portion of the sales load paid on such Shares. In such case, the Distributor shall require the dealer or other person that sold the Shares so redeemed or repurchased to refund to the Distributor the full discount allowed to the dealer or other person on the sale and, upon the receipt of such discount, the Distributor shall pay the same to the Trust, for the account of the appropriate Fund.

     5. The Trust agrees to supply to the Distributor, either directly or indirectly, promptly after the time or times at which net asset value is determined, on each day on which the New York Stock Exchange is open for business and on such other days as the Trustees of the Trust may from time to time determine (each such day being hereinafter called a "business day"), statement of the net asset value of each Fund of the Trust having been determined in the manner set forth in the then-current Prospectus and Statement of Additional Information of the Trust, as amended or supplemented. Each determination of net asset value shall take effect as of the time or times on each business day as set forth in the then-current Prospectus of the Trust, as amended or supplemented, and shall prevail until the time as of which the next determination is made. The Distributor may reject any order for Shares. The Trust, or any agent of the Trust designated in writing by the trust shall be promptly advised of all purchase orders for Shares received by the Distributor. Any order may be rejected by the Trust (or its agent). The Trust (or its agent) will confirm orders upon their receipt and will make appropriate book entries. The Distributor agrees to cause payment to be delivered promptly to the Trust (or its agent).

     6. (a) All sales literature and advertisements used by the Distributor in connection with sales of Shares shall be subject to approval by the Trust. The Trust authorizes the Distributor, in connection with the sale or arranging for the sale of Shares, to provide only such information and to make only such statements or representations as are contained in the Trust's then-current Prospectus and Statement of Additional Information, as amended or supplemented, or in such financial and other statements which are furnished to the Disuibutor pursuant to the next paragraph or as may properly be included in sales literature or advertisements in accordance with the provisions of the Securities Act of 1933 (the "1933 Act"), the
1940  Act  and  applicable  rules of the NASD.   The  Trust  shall  not  be
responsible in any way for any information provided or statements or representations made by the Distributor or its representatives or agents other than the information, statements and representations described in the preceding sentence.

          (b) The Trust shall keep the Distributor fully informed with regard to its affairs, shall furnish the Distributor with a copy of all financial statements of the Trust and a signed copy of each report prepared for the Trust by its independent auditors, and shall cooperate fully in the efforts of the Distributor to sell the Shares and in the performance by the Distributor of all its duties under this Agreement. Copies of the then-current Prospectus and Statement of Additional Information and all amendments or supplements thereto will be supplied by the Trust to the Distributor in reasonable quantities upon request. The costs of printing Prospectuses and Statements of Additional Information for prospective investors shall be borne by the Principal Underwriter.

     7. Distributor agrees to comply with the Rules of Fair Practice of the NASD.

     8. (a) Any of the outstanding shares may be tendered for redemption at any time, and the Trust agrees to redeem shares so tendered in accordance with its Declaration of Trust as amended from time to time, and in accordance with the applicable provisions of the Prospectus. The price to be paid to redeem or repurchase shares shall be equal to the net asset value determined as set forth in the Prospectus. All payments by the Trust hereunder shall be made in the manner set forth in Paragraph (b) below.

          (b) The Trust shall pay the total amount of the redemption price as defined in the above paragraph pursuant to the instructions of the Distributor on or before the seventh day subsequent to its having received the notice of redemption in proper form.

(c) Redemption of shares or payment may be suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on said Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

     9. The Trust has delivered to the Distributor a copy of the Trust's Declaration of Trust as currently in effect and agrees to deliver to the Distributor any amendments thereto promptly upon the filing thereof with the Office of the Secretary of State of The Commonwealth of Massachusetts.

     10. The Trust represents and warrants that its Registration Statement, post-effective amendments, Prospectus and Statement of Additional Information (excluding statements relating to the Distributor and the services it provides that are based upon information furnished by the Distributor expressly for inclusion therein) shall not contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and that all statements or information furnished to the Distributor, pursuant to Section 6(b) hereof, shall be true and correct in all material respects.

       11. The Trust agrees to indemnify and hold harmless the Distributor, its officers, and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act, against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Distributor, its officers, or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

           (a) any untrue statement or alleged untrue statement of a material fact contained in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or

          (b) any omission or alleged omission to state a material fact required to be stated in the Trust's Registration Statement, Prospectus or Statement of Additional Information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities, or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Trust by the Distributor for use in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), such indemnification is not applicable. In no case shall the Trust indemnify the Distributor, its officers or its controlling person as to any amounts incurred for any liability arising out of or based upon any actions for which the Distributor, its officers, or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

     12. The Distributor agrees to indemnify and hold harmless the Trust, its officers and Trustees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act against any losses, claims, damages, liabilities, and expenses (including the cost of any legal fees incurred in connection therewith) which the Trust, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished, or confirmed in writing, to the Trust by the Distributor for use therein.

     13. The Distributor shall bear the expense of preparing, printing and distributing advertising and sales literature for Purchasers, and of distributing Prospectuses and Statements of Additional Information in connection with the sale or offering of Shares to Purchasers. The Trust shall bear the expense of registering Shares under the 1933 Act and the Trust under the 1940 Act, qualifying shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of Prospectuses, Statements of Additional Information and reports required to be filed with the SEC and other authorities, the preparation, printing and mailing of Prospectuses and Statements of Additional Information to shareholders of the Trust, and the direct expenses of the issue of Shares.

     14. (a) This Agreement shall become effective on the date hereof and shall remain in full force and effect until March 30, 2002, and may be continued from year to year thereafter; provided, that such continuance shall be specifically approved no less frequently than annually by the Trustees of the Trust or by a majority of the outstanding voting securities of the Trust, and in either case, also by a majority of the Trustees who are not interested persons of the Trust or the Distributor ("Disinterested Trustees"). If such continuance is not approved, the Agreement shall terminate upon the date specified by the Trustees in written notice to the Distributor, which shall be no more an 60 days after the date upon which such notice of non-renewal is delivered personally or mailed registered mail, postage prepaid, to the Distributor. This Agreement may be amended with the approval of the Trustees or a majority of the outstanding voting securities of the Trust, provided that in either case, such amendment shall also be approved by a majority of the Disinterested Trustees.

          (b) If the Trustees determine in good faith that there is reasonable cause to believe that the Distributor is violating applicable federal or state law in connection with the distribution of shares of the Trust and, after written notice to Distributor of such violation which
Distributor  fails  to cure to the satisfaction of the Trustees  within  10 days of receipt of such notice, the Trustees determine that the continuation in effect of this Agreement will result in further such violations, to the detriment of the Trust or its shareholders, then this Agreement may be terminated by the Trust without payment of any penalty. Such termination may be effected by written notice delivered personally or mailed registered mail, postage prepaid, to the Distributor.

          (c) This Agreement shall automatically terminate if it is assigned by the Distributor.

           (d) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act. Specifically, the terms "interested persons," "assignment" and "vote of a majority of the outstanding voting securities," as used in this Agreement, shall have the meanings assigned to them by
Section 2(a) of the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The Trust and the Distributor may from time to time agree on such provisions interpreting or clarifying the provisions of this Agreement as, in their joint opinion, are consistent with the general tenor of this Agreement and with the specific provisions of this Paragraph 14(d). Any such interpretations or clarifications shall be in writing signed by the parties and annexed hereto, but no such interpretation or clarification shall be effective in contravention of any applicable federal or state law regulations, and no such interpretation or clarification shall be deemed to be an amendment of this Agreement.

          (e) This Agreement is made in the State of Connecticut and except insofar as the 1940 Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of Connecticut.

          (f) This Agreement is made by the Trust pursuant to authority granted by the Trustees and the obligations created hereby are not binding on any of the Trustees or shareholders of the Trust, individually, but bind only assets belonging to the Trust.

          IN WITNESS WHEREOF, the parties hereto have caused this agreement to be executed by their respective officers thereunto duly authorized at Norwalk, Connecticut, on the day and year first written above.

THE MANAGERS FUNDS

          By: __________________

          Title: _________________


MANAGERS DISTRIBUTORS, INC.
          By: __________________

          Title: _________________

EXHIBIT j.1
--------------




             CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated January 16, 2001, relating to the financial statements and financial highlights of Managers Money Market Fund and the financial statements and supplementary data of The Prime Money Market Portfolio, which appears in the November 30, 2000 Annual Report to Shareholders, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights for the Fund", "Independent Accountants" and "Financial Statements" in such Registration Statement.



PricewaterhouseCoopers LLP
New York, New York
March 28, 2001

EXHIBIT t.2
-----------


                              CODE OF ETHICS

                                    FOR

                          THE MANAGERS FUNDS LLC

                                    AND

                        MANAGERS DISTRIBUTORS, INC.




                                   Adopted March 1, 2001
I.   PURPOSE

     This Code of Ethics (the "Code") has been adopted in accordance with Rule 17j-1(b) under the Investment Company Act of 1940, as amended (the "Act"), and shall serve as the Code for both The Managers Funds LLC and Managers Distributors, Inc.

     We have a fiduciary duty to our clients which requires each employee to act solely for the benefit of clients. Rule 17j-1 under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of securities held or to be acquired by investment companies, if effected by affiliated persons of such companies or of their investment advisers or principal underwriters. The purpose of this Code is to provide regulations and procedures consistent with the Act, and Rule 17j-1 thereunder. Rule 17j-1(a) sets forth the following general prohibitions:

     It shall be unlawful for any affiliated person of or principal underwriter for a registered investment company, or any affiliated person of an investment adviser of or principal underwriter for a registered investment company in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired, as defined in the Rule, by such registered investment company to:

     1. employ any device, scheme or artifice to defraud such registered investment company;

     2. make to such registered investment company any untrue statement of material fact or omit to state to such registered investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

     3. engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any such registered investment company; or

     4. engage in any manipulative practice with respect to such registered investment company.

     Also, each employee has a duty to act in the best interest of the firm. In addition to the various laws and regulations covering our activities, it is clearly in our best interest as a professional investment advisory organization to avoid potential conflicts of interest or even the appearance of such conflict with respect to the conduct of our officers and employees. While it is not possible to anticipate all instances of potential conflict, the standard is clear.

II.  GENERAL PRINCIPLES

     In light of our professional and legal responsibilities, we believe it is appropriate to restate and periodically distribute the firm's Code to all employees. Our aim is to be as flexible as possible in our organization and our internal procedures, while simultaneously protecting our organization and our clients from the damage that could arise from a situation involving a real or apparent conflict of interest. As a general principle, it is imperative that those who work on behalf of an Investment Company avoid any situation that might compromise, or call into question, their exercise of fully independent judgment in the interests of shareholders. If you have any doubt as to the propriety of any activity, you should consult the Compliance Department.

     While it is not possible to specifically define and prescribe rules regarding all possible cases in which conflicts might arise, this Code is designed to set forth our policy regarding employee conduct in those situations in which conflicts are most likely to develop. As you consider the more detailed portions of the Code below, you should keep in mind the following fundamental fiduciary principles that govern personal investment activities:

     A. The interests of the shareholders must come first. In any decision relating to your personal investments, you must scrupulously avoid serving your own interests ahead of those of the shareholders.

     B. Personal investments should comport with both the letter and the spirit of this Code, and should avoid any actual or potential conflicts of interest.

     C. Employees should not take inappropriate advantage of their position.

III. DEFINITIONS

     A.   "Adviser" means The Managers Funds LLC.

     B. "Access Person" means any director, officer, member or Advisory Person of Managers.

     C. "Advisory Person" means (1) any employee of Managers or of any company in a Control relationship to Managers, who in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by an Investment Company, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (2) any natural person in a Control relationship, or deemed by the Review Officer to be in a control relationship, to Managers who obtains information concerning the recommendations made to an Investment Company with regard to the purchase or sale of a security.

     D. A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     E "Beneficial Ownership" shall be interpreted to include any person who, directly or indirectly, through any contract, arrangement, understanding, relationship, or otherwise has or shares a direct or indirect pecuniary interest in the security. As set forth in Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, the term "pecuniary interest" in securities shall mean the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the subject securities.

       F. "Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Act.

       G.   "Distributor" means Managers Distributors, Inc.

       H. "Employee" means any person employed by either the Adviser or the Distributor.

       I. "Investment Company" means a company registered as such under the Act or any series thereof for which the Adviser is an investment adviser or the Distributor is a principal underwriter.

       J.   "Managers" means the Adviser and the Distributor, collectively.

     H. "Non-Access Person" means any employee of Managers who, pursuant to the procedures set forth in Section VIII of this Code, is determined not to be an Access Person.

     I. "Personal Securities Transactions" means transactions in Securities (i) for your own account, including IRAs, or (ii) for an account in which you have indirect beneficial ownership, unless you have no direct or indirect influence or control over the account. Accounts involving family (including husband, wife, minor children or other dependent relatives), or accounts in which you have a beneficial interest (such as a trust of which you are an income or principal beneficiary) are included within the meaning of "indirect beneficial interest."

     J. "Purchase or sale of a security" includes, among other things, the writing of an option to purchase or sell a security, the conversion of a convertible security, and the exercise of a warrant for the purchase of a security.

     K. "Review Officer" means the officer of the Adviser and/or the Distributor designated from time-to-time by Managers to receive and review reports of purchases and sales by Access Persons.

     L. "Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include (i) direct obligations of the Government of the United States, (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and (iii) shares issued by registered open-end investment companies (including shares of registered open-end investment companies that are traded on an exchange).

     M. "Security held or to be acquired" by an Investment Company means any Security which, within the most recent 15 days, (i) is or has been held by such company, or (ii) is being or has been considered by such company or its Adviser for purchase by such company.


IV.  EXEMPTED TRANSACTIONS

          The following transactions are exempt from the restrictions and procedures on personal securities transactions set forth in Section V.A.1 below:

     A. Purchases or sales effected in any account over which the Access Person has no direct or indirect influence or Control;

     B. Purchases or sales which are non-volitional on the part of the Access Person;

     C. Purchases which are part of an automatic dividend reinvestment plan;

     D. Purchases and sales for which the Review Officer has granted an exemption. The Review Officer may grant exemptions from the personal trading restrictions in this Code upon determining that the transaction for which an exemption is requested would not violate any policy embodied in this Code and that an exemption is appropriate to avoid an injustice to the employee in the particular factual situation presented. Factors to be considered may include: the size and holding period of the employee's position in the security, the market capitalization of the issuer, the liquidity of the security, the reason for the employee's requested transaction, the amount and timing of client trading in the same or a related security, and other relevant factors.

          Any employee wishing an exemption should submit a written request to the Review Officer setting forth the pertinent facts and reasons why the employee believes that the exemption should be granted. Employees are cautioned that exemptions are intended to be exceptions, and repetitive exemptive applications by an employee will not be well received.

V.        RESTRICTIONS AND PROCEDURES ON PERSONAL SECURITIES TRANSACTIONS

     A.   Prohibited Purchases and Sales - Except as otherwise provided in
          Section IV hereof:

          1. No Access Person shall purchase or sell, directly or indirectly, any Security which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which he or she knows or should have known at the time of such purchase or sale:

               (a) is being considered for purchase or sale by an Investment Company; or

               (b)  is being purchased or sold by an Investment Company.

          2. No Access Person shall reveal to any other person (except in the normal course of his or her duties on behalf of an Investment Company) any information regarding Securities transactions by an Investment Company or consideration by an Investment Company or Managers of any such Securities transaction.

     B.   Gifts:    No Access Person shall receive any gift or other thing
          of more than de minimis value ($100) from any person or entity that does business with or on behalf of an Investment Company.

     C.   Other Conflicts of Interest:     Access Persons should also be
          aware that areas other than personal securities transactions or gifts and sensitive payments may involve conflicts of interest. The following should be regarded as examples of situations involving real or potential conflicts rather than a complete list of situations to avoid.

          1. "Inside Information" - Specific reference is made to Managers' collective policy on the use of "inside information" which applies to Personal Securities Transactions as well as to client transactions.

          2. "Use of Information" - Information acquired in connection with employment by the organization may not be used in any way which might be contrary to or in competition with the interests of clients.

          3. "Disclosure of Information" - Information regarding actual or contemplated investment decisions, research priorities or client interests should not be disclosed to persons outside of our organization and in no way can be used for personal gain.


VI.  COMPLIANCE PROCEDURES

     A. Preclearance: All Access Persons are required to "preclear" Personal Securities Transactions prior to execution through the Review Officer. This includes bonds, stocks (including closed-end funds), convertibles, preferreds, options on securities, warrants, rights, etc. for domestic and foreign Securities whether publicly traded or privately placed. In addition, the Review Officer may require non-Access Persons to preclear Personal Securities Transactions as he or she may deem necessary and appropriate for compliance with this Code.

          The following Personal Securities Transactions shall be excepted from this preclearance requirement; please note, however, that these transactions must be reported even though they do not have to be precleared (see Section VII for reporting requirements):

               1. purchases or sales of a Security (other than securities issued in an initial public offering or a private placement) in an amount that does not exceed $10,000, provided that the aggregate of all such trades during any given 30 day period does not exceed $25,000;

               2. purchases or sales of financial futures or options on futures;

               3. purchases which are part of an automatic dividend reinvestment plan or automatic employee stock purchase plan; and

               4. purchases or sales which are non-volitional on the part of the Access Person (e.g. gifts, or transactions which result from corporate action applicable to all similar Security holders, such as splits, tender offers, mergers, stock dividends, etc.).

     B.   Initial Public Offerings:     No Access Person may acquire
          securities in an initial public offering without the prior written approval of the Review Officer.

     C.   Private Placements:     No Access Person may acquire securities
          in a private placement without the prior written approval of the Review Officer.

     D.   Records of Securities Transactions:         All Access Persons
          are to direct their brokers to supply to the Review Officer, on a timely basis, duplicate copies of confirmations of all Personal Securities Transactions and copies of periodic statements for all Securities accounts.

     E.   Post-Trade Monitoring:   The Review Officer shall review all
          Personal Securities Transactions by Access Persons to ensure that no conflict exists with Investment Company trades.


VII. REPORTING REQUIREMENTS

     A. Initial Holdings Report. No later than 10 days after becoming an Access Person, whether through outside hiring or internal transfer, every Access Person shall report to the Review Officer the following information:

          1. The title, number of share and principal amount of each Security in which the Access Person had any Beneficial Ownership when the person became an Access Person;

2. The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

          3.        The date the report is submitted by the Access Person.

     B. Quarterly Transaction Reports. No later than 10 days after the end of each calendar quarter, every Access Person shall report to the Review Officer, the following information1:

          1. With respect to any transaction during the quarter in a Personal Security Transaction in which the Access Person had any direct or indirect Beneficial Ownership:

               a. The date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each Security involved;

               b. The nature of the transaction (i.e., purchase, sale or other type of acquisition or disposition);

               c. The price of the Security at which the transaction was effected;

               d. The name of the broker, dealer or bank with or through which transaction was effected; and

               e.   The  date  that the report is submitted by  the  Access
                    Person.

          2. With respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

               a. The name of the broker, dealer or bank with whom the Access Person established the account;

               b.   The date the account was established; and

               c.   The date the report is submitted by the Access Person.

     C. Annual Holdings Reports and Certifications. Annually, every Access Person shall report and certify the following information (which information must be current as of a date no more than 30 days before the report is submitted):

          1. The title, number of shares and principal amount of each Security in which the Access Person had any direct or indirect Beneficial Ownership;

2. The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person;

          3. Certification that he or she has (i) read and understands this Code and recognizes that he or she is subject to the Code and (ii) complied with all requirements of the Code to which he or she is subject and disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the Code; and

4.        The date that the report is submitted by the Access Person.

     D. Exceptions to Reporting Requirements. An Access Person need not make a report under this Section VII with respect to transactions effected for, and Securities held in, any account over which the person has no direct or indirect influence or control.

     The reports required by this section may also contain a statement declaring that the reporting or recording of any transaction shall not be construed as an admission that the Access Person making the report has any direct or indirect Beneficial Ownership in the Security to which the reports relates.


VIII.     CLASSIFICATION OF EMPLOYEES

     Unless otherwise determined, each employee shall be classified as an Access Person for the purposes of this Code. Notwithstanding the foregoing, an employee may seek a determination from the Chief Executive Officer of the Adviser or the Distributor, as applicable, that the employee is a Non-Access Person because of the limited nature of the employee's functions or duties. The Chief Executive Officer will make this determination on a case-by-case basis, and the employee will only be classified as a Non-Access Person if the Chief Executive Officer determines that the employee does not make, participate in, or obtain information regarding the purchases or sales of securities by an Investment Company, and such employee's functions do not relate to the making of any recommendations with respect to such purchases or sales. Periodically thereafter, but no less frequently than annually, the Chief Executive Officer shall reevaluate the employee's Non-Access Person classification. The Review Officer shall maintain a record of all such determinations, and will communicate any changes in classification directly to the employee.

IX.  SANCTIONS


          If the Review Officer determines that an employee has committed a violation of the Code, the Review Officer shall promptly notify the Chief Executive Officer of the Adviser or the Distributor, as applicable, who shall be responsible for determining whether it is appropriate to impose sanctions or take other actions against the employee. The Chief Executive Officer shall make such determination in light of all relevant facts and circumstances, including the nature and seriousness of the violation, the extent to which the violation reflects a willful disregard of the employee's responsibilities under the Code and the employee's past history of compliance or non-compliance with the Code. Such sanctions or other actions may include, but are not limited to, one or more of the following:

       *  requiring the employee to refrain from personal trading for a period;
       * disgorgement of any profits associated with transactions which constitute a violation of the Code, or restitution to an affected client or investment company;
       * requiring the employee to reverse the trade(s) in question and forfeit any profit or absorb any loss derived therefrom;
       *  a letter of censure;
       *  a monetary fine levied at the employee;
       *  suspension of the employment of the employee;
       *  termination of the employment of the employee;
       * civil referral to the SEC or other civil regulatory authority, if appropriate under the circumstances; or
       *  criminal referral, if appropriate under the circumstances.

     The Chief Executive Officer shall have the sole authority to determine the sanction or other action, if any, to be imposed for any violation of the Code, including appropriate disposition of any monies forfeited pursuant to this provision. Prior to imposing sanctions or taking other actions against the employee, the Chief Executive Officer shall provide the employee with an opportunity to present information bearing on these matters.

     Failure to comply with any sanctions, including the failure to abide by a directive to reverse a trade or refrain from further trading, may result in the imposition of additional sanctions. Unless, in the opinion of the Chief Executive Officer, there are extenuating circumstances, a repeat violation of the Code and any violation involving deception, dishonesty or a willful failure to comply, will result in one or more of the most severe sanctions, including the imposition of a monetary fine and/or the suspension or termination of employment.

     If the employee committing the violation is the Chief Executive Officer of either the Adviser or the Distributor, rather than reporting to the Chief Executive Officer the Review Officer shall make his/her report to the President of TMF Corp., who shall then make a determination with respect to sanctions or actions described above in place of the Chief Executive Officer.



_______________________________
1 Access Persons who provide copies of confirmations and periodic statements pursuant to Section VII hereof need only certify in such report that no other transactions were executed during the quarter.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 28th day of March, 2001.

                              THE MANAGERS FUNDS

                              BY:/s/Peter M. Lebovitz
                                 --------------------
                                 Peter M. Lebovitz
                                 President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                    Title                 Date
     ---------                    -----                 ----

Jack W. Aber*                    Trustee             March 28, 2001

William E. Chapman, II*          Trustee             March 28, 2001

Sean M. Healey*                  Trustee             March 28, 2001

Edward J. Kaier*                 Trustee             March 28, 2001

Eric Rakowski*                   Trustee             March 28, 2001

Steven J. Paggioli*              Trustee             March 28, 2001

Madeline H. McWhinney*           Trustee             March 28, 2001

Thomas R. Schneeweis*            Trustee             March 28, 2001

/s/Peter M. Lebovitz      President and Principal    March 28, 2001
--------------------         Executive Officer
Peter M. Lebovitz

/s/Donald S. Rumery       Treasurer, Principal       March 28, 2001
-------------------       Financial Officer and
Donald S. Rumery      Principal Accounting Officer

/s/Peter M. Lebovitz
_____________________________
*By Peter M. Lebovitz pursuant to Power of Attorney.